                                          1933 Act File No. 2-91776
                                          1940 Act File No. 811-3984

                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549

                                     Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
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    Pre-Effective Amendment No.       ......................
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    Post-Effective Amendment No.   46  .....................         X
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                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
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    Amendment No.   41  ....................................         X
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                       FEDERATED INTERNATIONAL SERIES, INC.

                (Exact Name of Registrant as Specified in Charter)

                             Federated Investors Funds
                               5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                  (412) 288-1900
                         (Registrant's Telephone Number)

                            John W. McGonigle, Esquire
                             Federated Investors Tower
                                1001 Liberty Avenue
                        Pittsburgh, Pennsylvania 15222-3779
                      (Name and Address of Agent for Service)
                 (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

x immediately upon filing pursuant to paragraph (b) ]
on _________________ pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a) (i)
on _______________, pursuant to paragraph (a) (i)
75 days after filing pursuantto paragraph (a)(ii)
on _ _ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky, LLP
2101 L Street, NW
Washington, DC  20037

Federated Investors
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated International Bond Fund

A Portfolio of Federated International Series, Inc.

PROSPECTUS

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January 31, 2006

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking to obtain a total return on its assets by investing primarily in fixed-income securities of foreign governments and their agencies or foreign corporations.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	4
What are the Fund’s Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	8
What are the Specific Risks of Investing in the Fund?	13
What Do Shares Cost?	16
How is the Fund Sold?	23
Payments to Financial Intermediaries	23
How to Purchase Shares	26
How to Redeem and Exchange Shares	28
Account and Share Information	32
Who Manages the Fund?	35
Legal Proceedings	37
Financial Information	38

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Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to obtain a total return on its assets. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in non-dollar denominated, investment-grade, fixed-income securities of foreign governments and their agencies or foreign corporations. The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein. The Fund will endeavor to maintain a dollar-weighted average credit rating of its portfolio securities of A. The Fund invests primarily in developed market countries.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  fluctuations in the exchange rate between the U.S. dollar and foreign currencies;
  a general rise in interest rates in a foreign market in which the Fund has invested. Generally, when interest rates rise, prices of fixed-income securities fall. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations;
  default in the timely payment of interest or principal by issuers of securities held by the Fund; and
  changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts and hybrid instruments may increase taxable distributions to shareholders and may involve other risks described in this prospectus, such as bond market, credit, liquidity and leverage risks.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s Share price and performance.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 12.44% (quarter ended June 30, 2002). Its lowest quarterly return was (5.19)% (quarter ended March 31, 1997).

Average Annual Total Return Table

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The Average Annual Total Returns for the Fund’s Class A, Class B and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all Classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the J.P. Morgan Global Government Bond (non U.S.) Index (JPMGXUS), a broad-based market index. The JPMGXUS is a total return, trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the periods ended December 31, 2005)

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	1 Year	5 Years	10 Years

Class A Shares:

Return Before Taxes	(13.58)%	6.59%	3.43%

Return After Taxes on Distributions[1]	(14.85)%	4.96%	1.73%

Return After Taxes on Distributions and Sale of Fund Shares[1]	(8.82)%	4.72%	1.87%

Class B Shares:

Return Before Taxes	(14.99)%	6.48%	3.31%

Class C Shares:

Return Before Taxes	(11.91)%	6.59%	3.05%

JPMGXUS	(9.24)%	7.27%	4.53%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund’s Fees and Expenses?

FEDERATED INTERNATIONAL BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A, Class B and Class C Shares.

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Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%	0.75%	0.75%
Distribution (12b-1) Fee[3]	0.25%[3]	0.75%	0.75%
Other Expenses[4]	0.61%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.61%	2.16%[5]	2.16%

1 The percentages shown are based on anticipated expenses for the entire fiscal year ending November 30, 2006. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser, distributor and administrator expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 2006.

Total Waivers of Fund Expenses	0.71%	0.54%	0.54%
Total Anticipated Actual Annual Fund Operating Expenses (after anticipated waivers)[6]	0.90%	1.62%	1.62%

2 The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.24% for the fiscal year ending November 30, 2006.

3 A portion of the distribution (12b-1) fee is expected to be voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the anticipated voluntary waiver) is expected to be 0.08% for the fiscal year ending November 30, 2006.

4 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund’s (after the anticipated voluntary waiver) Class A Shares, Class B Shares and Class C Shares are expected to be 0.58%, 0.63% and 0.63%, respectively, for the fiscal year ending November 30, 2006.

5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

6 The Total Actual Operating Expenses (after waivers) paid by the Fund’s Class A Shares, Class B Shares and Class C Shares were 0.81%, 1.62% and 1.62%, respectively, for the fiscal year ended November 30, 2005.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund’s Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A, Class B and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years

Class A:

Expenses assuming redemption	$606	$935	$1,287	$2,275

Expenses assuming no redemption	$606	$935	$1,287	$2,275

Class B:

Expenses assuming redemption	$769	$1,076	$1,359	$2,354

Expenses assuming no redemption	$219	$676	$1,159	$2,354

Class C:

Expenses assuming redemption	$417	$769	$1,248	$2,568

Expenses assuming no redemption	$317	$769	$1,248	$2,568

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What are the Fund’s Investment Strategies?

The Fund pursues its investment objective by investing primarily in an unhedged portfolio of non-dollar denominated, investment-grade, foreign fixed-income securities. Foreign fixed-income securities are debt securities issued by foreign governments or corporations. Historically, the performance of non-dollar denominated, investment grade foreign debt securities has had a low correlation to the performance of comparable quality domestic debt securities.

The fixed-income securities in which the Fund invests will be of investment-grade credit quality (at the time of purchase). The Fund will endeavor to maintain a dollar-weighted average portfolio credit rating of A- or better.

The Fund’s investment adviser (Adviser) expects that the Fund’s portfolio will consist primarily of government securities of developed market countries and debt securities of corporations in developed market countries. Developed markets include, for example, certain of the countries that are members of the Organization for Economic Cooperation and Development (OECD). The OECD is an organization of member countries, which share the principles of the market economy and pluralist democracy. The countries included in the J.P. Morgan Government Bond Index (JPMGXUS) are developed markets. The Adviser expects that, normally, the Fund’s portfolio securities will be denominated in foreign currencies; although the Fund is permitted to invest in debt securities denominated in either foreign currency or in U.S. dollars. The Adviser will not attempt to fully insulate the Fund’s investment returns from the influence of currency fluctuations on the value of portfolio securities denominated in foreign currencies (i.e., will not attempt to “fully hedge” the Fund’s entire portfolio of investments into U.S. dollars). However, from time to time, the Adviser may use derivatives to limit the negative effect on the Fund’s investment returns that may result from anticipated changes in the relative values of selected currencies in the portfolio (“Selected Portfolio Currencies”). This strategy is designed to limit the downside risk to the Fund from fluctuations in the value of the Selected Portfolio Currencies, without completely removing the influence of currency fluctuations on investment returns. There is no guarantee that this strategy will work as intended.

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The Adviser actively manages the Fund’s portfolio seeking to outperform the JPMGXUS. The Adviser’s investment process is primarily concerned with selecting the currencies and countries in which portfolio securities are purchased and placement of those securities along the yield curves in their respective markets. Since the Fund invests in securities with relatively low credit risk, currency risks and bond market risks will be the primary determinants of the Fund’s investment performance versus the JPMGXUS instead of credit risks. The prices of investment-grade, developed-market bonds will decline or rise more due to a rise or fall in market interest rates than due to deterioration or improvement in the issuer’s credit quality. Similarly, currency gains and losses occur regardless of whether issuer credit quality changes. Under normal market conditions, the Fund’s dollar weighted average duration will remain within a range of +/- 30% of the duration of the JPMGXUS. Duration measures the price sensitivity of a fixed-income security to changes in market interest rates.

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The Adviser selects securities by, first, formulating its outlook for foreign exchange and interest rates in each developed market currency and country around the world. This outlook is based upon an analysis of a country’s or region’s general economic and financial condition. The Adviser attempts to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, and sound budget policy. The Adviser also considers how developments in other countries in the region or the world might affect these factors. The Adviser then analyzes the issuers of available securities in selected countries.

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The Adviser may invest in derivative contracts to efficiently implement the Fund’s overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts. First, the Fund may purchase currency forwards to gain exposure to a particular currency or in lieu of purchasing securities directly. Second, the Fund may purchase currency options to adjust its exposure to various currencies in the portfolio. Third, the Adviser may buy (or sell) futures contracts to increase (or decrease) the Fund’s average portfolio duration within the range described above (i.e., 30% of JPMGXUS). Fourth, to protect the Fund against circumstances that could cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. This strategy could be used, for example, when the Adviser has a favorable long-term outlook regarding the value of a foreign government debt security owned by the Fund, but is concerned about the short-term volatility in the price of that security due to local political or geo-political events. Fifth, the Fund may enter into combinations of derivative contracts in an attempt to benefit from changes in the prices of those derivative contracts (without regard to changes in the value of the security, index or currency underlying the derivative). Sixth, the Adviser may use derivatives to increase or decrease the Fund’s exposure to an underlying asset or instrument without actually buying or selling the asset or instrument. Seventh, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to an index or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund’s exposure to the foreign (non-U.S. dollar) investment-grade, fixed-income asset class. Finally, the Adviser may use derivatives to obtain exposure to a foreign issuer that does not have publicly traded debt. There is no guarantee that any investment strategy that involves the use of derivatives will work as intended.

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Because the Fund refers to fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income investments.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Foreign Government Securities

Foreign government securities generally consist of fixed-income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state, or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state, or provincial governmental instrumentalities, including quasi-governmental agencies.

Foreign Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund’s exposure to bond market, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures, currency futures, and currency forward contracts.

Forward Contracts

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Forward currency contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or if the Fund’s counterparty to the contract were to default.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including currencies, financial indices, individual securities, and other derivative instruments, such as futures contracts.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps, and caps and floors.

SPECIAL TRANSACTIONS

Hybrid Instruments

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates, or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Credit Linked Notes

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A credit linked note is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a single bond, a portfolio of bonds, or the unsecured credit of an issuer, in general (each a “Reference Instrument”). Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument. However, almost any type of fixed income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more Nationally Recognized Service Rating Organizations (NRSROs). For example, Standard & Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

EURO RISKS

The Fund makes significant investments in securities denominated in the euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund’s investments.

BOND MARKET RISKS

Prices of fixed-income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. The Adviser will consider such an event in its determination of whether the Fund should continue to hold the security.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund’s investments.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack financial controls and reporting standards, or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Some countries are less well developed, overly reliant on particular industries, and more vulnerable to the cyclical nature of international trade. Some countries have histories of hyperinflation and currency devaluations versus the dollar (which may adversely affect returns to U.S. investors) and may be overly dependent on foreign capital.

LIQUIDITY RISKS

Liquidity risk refers to the possibility that the Fund may not be able to close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

The Fund’s use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as bond market, credit, liquidity and leverage risks.

CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund’s current NAV and public offering price may be found in the mutual funds section of certain local newspapers under “Federated.”

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The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the prices currently offered to institutional investors for the securities.

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Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund’s Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charges

		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]

Class A	$1,500/$100	4.50%	0.00%

Class B	$1,500/$100	None	5.50%

Class C	$1,500/$100	1.00%	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of a financial intermediary may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See “Sales Charge When You Purchase.”

3 See “Sales Charge When You Redeem.”

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As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses (“expense ratios”), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.

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Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of “breakpoints,” which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under “Sales Charge When You Purchase.”) On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front-end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE

The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Class A Shares:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

Less than $100,000	4.50%	4.71%

$100,000 but less than $250,000	3.75%	3.90%

$250,000 but less than $500,000	2.50%	2.56%

$500,000 but less than $1 million	2.00%	2.04%

$1 million or greater[1]	0.00%	0.00%

Class C Shares:

All Purchases	1.00%	1.01%

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1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

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REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your financial intermediary must notify the Fund’s Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (“Qualifying Accounts”). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through “Section 529” college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated’s website free of charge, Federated does not disclose this information separately on the website.

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Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;
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Concurrent and Accumulated Purchases

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  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months (call your financial intermediary or the Fund for more information). The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.
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ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

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  within 120 days of redeeming Shares of an equal or greater amount;
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  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
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  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
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  as a Federated Life Member (Federated shareholders who originally were issued shares through the “Liberty Account,” which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
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  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
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  pursuant to the exchange privilege.
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The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

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Class A Shares:

If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:

Shares Held Up To:	CDSC

1 Year	5.50%

2 Years	4.75%

3 Years	4.00%

4 Years	3.00%

5 Years	2.00%

6 Years	1.00%

7 Years or More	0.00%

Class C Shares:

You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.

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If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

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Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
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  purchased by Directors and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
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  purchased through a financial intermediary that did not receive an advance commission on the purchase;
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  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
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  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange); and
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Class B Shares only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.

How is the Fund Sold?

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The Fund offers three Share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

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The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to investors who wish to spread their investments beyond the United States and are prepared to accept the particular risks associated with these investments, directly or through financial intermediaries. Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.

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FRONT-END SALES CHARGE REALLOWANCES

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The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the “Dealer Reallowance”) and retains any remaining portion of the front-end sales charge.

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When a financial intermediary’s customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:

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Class A Shares:

Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price

Less than $100,000	4.00%

$100,000 but less than $250,000	3.25%

$250,000 but less than $500,000	2.25%

$500,000 but less than $1 million	1.00%

$1 million or greater	0.00%

Class C Shares:

All Purchase Amounts	1.00%

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ADVANCE COMMISSIONS

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When a financial intermediary’s customer purchases Shares, the financial intermediary may receive an advance commission as follows:

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Class A Shares (for purchases over $1 million):

Purchase Amount	Advance Commission as a Percentage of Public Offering Price

First $1 million - $5 million	0.75%

Next $5 million - $20 million	0.50%

Over $20 million	0.25%

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Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

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Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

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Class B Shares:

Advance Commission as a Percentage of Public Offering Price

All Purchase Amounts	Up to 5.50%

Class C Shares:

All Purchase Amounts	1.00%

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RULE 12B-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% for Class A Shares, and 0.75% for Class B Shares and C Shares, of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund’s Class A Shares, Class B Shares and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.25% of average net assets to financial intermediaries that are unregistered banks for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections “By Wire” or “By Check.”

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

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You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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  to allow your purchase to clear;
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  during periods of market volatility; or
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  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.
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You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

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In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund’s frequent trading policies. See “Account and Share Information–Frequent Trading Policies.”

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Generally, it is not advisable to continue to purchase Class A Shares and Class C Shares subject to a sales charge while redeeming Shares using this program.

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Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

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The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund’s fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “What Do Shares Cost?” The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

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The Fund’s frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund’s portfolio holdings is available in the “Products” section of Federated’s website at FederatedInvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and geographic region.

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To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

You may also access from the “Products” section of the website portfolio information as of the end of the Fund’s fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Who Manages the Fund?

The Board of Directors (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Robert M. Kowit

Robert M. Kowit has been the Fund’s Portfolio Manager since December 1995. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund’s Adviser. Mr. Kowit was named a Senior Vice President of the Fund’s Adviser in July 2001. Mr. Kowit received his M.B.A. from Iona College with a concentration in Finance.

Ihab Salib

Ihab Salib has been a Portfolio Manager of the Fund since July 2002. Mr. Salib joined Federated in April 1999 as a Senior Fixed Income Trader/Assistant Vice President of the Fund’s Adviser. In July 2000, he was named a Vice President of the Fund’s Adviser. He has served as a portfolio manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.

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The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, management of other accounts, and ownership of securities in the Fund’s.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board’s review of the Fund’s investment advisory contract is available in the Fund’s Annual Report dated November 30, 2005.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, “Federated”), and various Federated funds (“Funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of Federated’s website at FederatedInvestors.com.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

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The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

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Financial Highlights–Class A Shares

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(For a Share Outstanding Throughout Each Period)

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Year Ended November 30	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.63	$11.76	$10.06	$8.97	$8.63
Income From Investment Operations:
Net investment income	0.24 [1]	0.27 [1]	0.31 [1]	0.30 [1,2]	0.34 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(1.30)	1.36	1.93	0.79 [2]	--

TOTAL FROM INVESTMENT OPERATIONS	(1.06)	1.63	2.24	1.09	0.34

Less Distributions:
Distributions from net investment income	(0.71)	(0.76)	(0.54)	--	--

TOTAL FROM DISTRIBUTIONS	(0.71)	(0.76)	(0.54)	--	--

Net Asset Value, End of Period	$10.86	$12.63	$11.76	$10.06	$8.97

Total Return[3]	(8.88)%	14.59%	23.25%	12.15%	3.94%

Ratios to Average Net Assets:

Net expenses	0.81%	0.90%	1.25%	1.73%	1.58%

Net investment income	2.05%	2.36%	2.80%	3.27%[2]	3.85%

Expense waiver/reimbursement[4]	0.76%	0.78%	0.64%	0.55%	0.38%

Supplemental Data:

Net assets, end of period (000 omitted)	$118,261	$101,956	$88,753	$33,663	$63,587

Portfolio turnover	76%	80%	126%	208%	436%

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1 Based on average of shares outstanding.

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2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 3.61% to 3.27%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

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3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further Information about the Fund’s performance is contained in the Annual Report, dated November 30, 2005, which can be obtained free of charge.

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Financial Highlights–Class B Shares

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(For a Share Outstanding Throughout Each Period)

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Year Ended November 30	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.32	$11.51	$9.86	$8.86	$8.58
Income From Investment Operations:
Net investment income	0.14 [1]	0.19 [1]	0.23 [1]	0.24 [1,2]	0.28 [1]
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(1.26)	1.32	1.90	0.76 [2]	--

TOTAL FROM INVESTMENT OPERATIONS	(1.12)	1.51	2.13	1.00	0.28

Less Distributions:
Distributions from net investment income	(0.62)	(0.70)	(0.48)	--	--

TOTAL FROM DISTRIBUTIONS	(0.62)	(0.70)	(0.48)	--	--

Net Asset Value, End of Period	$10.58	$12.32	$11.51	$9.86	$8.86

Total Return[3]	(9.60)%	13.80%	22.43%	11.29%	3.26%

Ratios to Average Net Assets:

Net expenses	1.62%	1.62%	1.97%	2.45%	2.30%

Net investment income	1.24%	1.64%	2.09%	2.58%[2]	3.14%

Expense waiver/reimbursement[4]	0.50%	0.56%	0.42%	0.33%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$14,326	$17,727	$16,051	$9,433	$6,952

Portfolio turnover	76%	80%	126%	208%	436%

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1 Based on average shares outstanding.

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2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.92% to 2.58%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

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3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further Information about the Fund’s performance is contained in the Annual Report, dated November 30, 2005, which can be obtained free of charge.

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Financial Highlights–Class C Shares

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(For a Share Outstanding Throughout Each Period)

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Year Ended November 30	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.29	$11.50	$9.86	$8.86	$8.58
Income From Investment Operations:
Net investment income	0.14 [1]	0.18 [1]	0.23 [1]	0.24 [1,2]	0.28 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.26)	1.32	1.90	0.76 [2]	--

TOTAL FROM INVESTMENT OPERATIONS	(1.12)	1.50	2.13	1.00	0.28

Less Distributions:
Distributions from net investment income	(0.63)	(0.71)	(0.49)	--	--

TOTAL FROM DISTRIBUTIONS	(0.63)	(0.71)	(0.49)	--	--

Net Asset Value, End of Period	$10.54	$12.29	$11.50	$9.86	$8.86

Total Return[3]	(9.60)%	13.74%	22.51%	11.29%	3.26%

Ratios to Average Net Assets:

Net expenses	1.62%	1.62%	1.97%	2.45%	2.30%

Net investment income	1.24%	1.64%	2.10%	2.57%[2]	3.14%

Expense waiver/reimbursement[4]	0.50%	0.56%	0.42%	0.33%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$36,432	$36,885	$23,051	$5,841	$2,675

Portfolio turnover	76%	80%	126%	208%	436%

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1 Based on average shares outstanding.

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2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain (loss) per share by $0.03, and decrease the ratio of net investment income to average net assets from 2.91% to 2.57%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

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3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

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Further Information about the Fund’s performance is contained in the Annual Report, dated November 30, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated January 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated International Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3984

Federated is a registered mark of Federated Investors, Inc.
2006 © Federated Investors, Inc.

Cusip 31420G408
Cusip 31420G507
Cusip 31420G606

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G00494-02-ABC (1/06)

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FEDERATED INTERNATIONAL BOND FUND
A Portfolio of Federated International Series, Inc.

STATEMENT OF ADDITIONAL INFORMATION

JANUARY 31, 2006

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated International Bond Fund
(Fund), dated January 31, 2006.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                  CONTENTS
                              [GRAPHIC OMITTED][GRAPHIC OMITTED]

                        How is the Fund Organized?.......................1
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                        Securities in Which the Fund Invests.............1
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                        What Do Shares Cost?............................10
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                        How is the Fund Sold?...........................10
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                        Exchanging Securities for Shares................12
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                        Subaccounting Services..........................12
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                        Redemption in Kind..............................12
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                        Account and Share Information...................13
                        --------------------------------------------------
                        Tax Information.................................13
                        --------------------------------------------------
                        Who Manages and Provides Services to the Fund?..14
                        --------------------------------------------------
                        How Does the Fund Measure Performance?..........25
                        --------------------------------------------------
                        Who is Federated Investors, Inc.?...............26
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                        Financial Information...........................27
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                        Investment Ratings..............................27
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                        Addresses.........................................
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                        Appendix..........................................
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                               [GRAPHIC OMITTED][GRAPHIC OMITTED]

HOW IS THE FUND ORGANIZED?

The Fund is a non-diversified  portfolio of Federated International Series, Inc.
(Corporation).  The Corporation is an open-end,  management  investment  company that was  established  under the laws of the State of Maryland on March 9, 1984.
The Corporation may offer separate  series of shares  representing  interests in separate  portfolios  of  securities.  The  Corporation  changed  its name  from
International  Series, Inc. to Federated  International  Series, Inc. on January
19, 2000.  On  September  18,  2000,  the Fund  changed its name from  Federated
International Income Fund to Federated International Bond Fund.

The Board of Directors (the "Board") has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares).
This SAI relates to all classes of Shares. The Fund's investment adviser is
Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

NON-PRINCIPAL INVESTMENT STRATEGY

The Fund may invest in non-U.S. dollar denominated debt issued by corporations domiciled in the United States.

While the Fund does not intend to hedge its entire foreign currency exposure into U.S. dollars, it reserves the right to hedge any portion of its portfolio in the future. Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the
Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money, bond and foreign exchange markets, the size of a particular offering, the maturing of the obligation, and the rating of the issue. Debt securities with longer maturities are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields.
  The following describes additional types of fixed income securities in which the Fund invests:

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. A Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.
This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.
Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class. CMOs are offered in a variety of structures. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.
  The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. Certain CMO structures are among the most volatile investment grade fixed income securities currently traded in the United States.
However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters,
Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange.
Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to bond market, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

  The Fund may trade in the following types of derivative contracts.

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures, currency futures and currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
  The Fund may buy/sell the following types of options:
CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the
following ways: |X| Buy call options on foreign currencies, foreign currency
futures, securities,
   indices and other derivative contracts in which the Fund may invest in anticipation of an increase in the value of the underlying asset or instrument.
|X| Write calls and puts on currencies, securities, indices, and other derivative contracts which the Fund may invest.
PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the
writer of the option. The Fund may use put options in the following ways: |X|
Buy put options on foreign currencies, foreign currency futures, securities , and other derivative contracts in which the Fund may invest indices in anticipation of a decrease in the value of the underlying asset.
|X| Write calls and puts on currencies, securities, indices, and other derivative contracts which the Fund may invest.
The Fund may also buy or write options, as needed, to close out existing option positions.

Forward Contracts
The Fund may enter into foreign forward currency contracts to acquire exposure to a specific currency, as a substitute for buying or selling securities or to settle transactions in non-U.S. dollar dominated securities. A foreign forward currency contract is an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. Purchased contracts are used to acquire exposure to foreign currencies while contracts to sell are used to hedge the
Fund's securities against currency fluctuations. The cost to the Fund of engaging in foreign forward currency transactions depends on such factors as the currency involved, the size of the contract, the length of the contract and the prevailing market conditions. Foreign forward currency contracts are highly volatile, with a relatively small price movement potentially resulting in substantial gains or losses to the Fund. Additionally, the Fund may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or if the Fund's counterparty to the contract were to default.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive
(or pay) only the amount by which its payment under the contract is less than
(or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:
INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.
For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on
$10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.
CURRENCY SWAPS
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

CREDIT DEFAULT SWAPS
A credit default swap ("CDS") is an agreement between two parties (the
"Counterparties") whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to another party (the "Protection Seller"), provided that no designated event of default (an "Event of Default") occurs on a particular bond or with respect to the unsecured credit of an issuer, in general
(the "Reference Instrument"). If an Event of Default occurs, the Protection
Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Instrument in exchange for the Reference Instrument or another similar bond issued by the issuer of the Reference Instrument (the "Deliverable
Bond"). The Counterparties agree to the characteristics of the Deliverable Bond at the time that they enter into the CDS. The Fund may be either the Protection
Buyer or the Protection Seller in a CDS. Under normal circumstances, the Fund will enter into a CDS for hedging purposes (as Protection Buyer) or to generate additional income (as Protection Seller). If the Fund is a Protection Buyer and
no Event of Default occurs, the Fund will lose its entire investment in the CDS
(i.e., an amount equal to the payments made to the Protection Seller). However, if an Event of Default occurs, the Fund (as Protection Buyer) will deliver the
Deliverable Bond and receive a payment equal to the full notional value of the
Reference Instrument, even though the Reference Instrument may have little or no value. If the Fund is the Protection Seller and no Event of Default occurs, the
Fund will receive a fixed rate of income throughout the term of the CDS.
However, if an Event of Default occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Instrument and receive the Deliverable Bond from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Instrument.
For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Instrument and the Counterparty to the CDS.

TOTAL RATE OF RETURN SWAPS
Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset."

CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when-issued transactions create market risks for the Fund. When-issued transactions also involve credit risks in the event of a counterparty default.

Hybrid Instruments
Hybrid instruments combine elements of two different kinds of underlying investments. Hybrid instruments can take on many forms including, but not limited to, the following three forms: First, a common form of a hybrid instrument combines elements of derivative contracts with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).
Secondly, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Lastly, hybrid instruments may include convertible securities with conversion terms related to an underlying asset or benchmark.
Depending on the type of hybrid instrument the risks of investing in hybrid instruments may reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.
Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income, equity or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

CREDIT LINKED NOTES
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a single bond, a portfolio of bonds, or with respect to the unsecured credit of an issuer, in general (the "Reference Instrument"). The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit)
plus an additional premium that relates to taking on the credit risk of the
Reference Instrument. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Instrument nor a restructuring of the issuer of the Reference
Instrument (a "Restructuring Event") or (ii) the value of the Reference
Instrument, if an Event of Default or Restructuring Event has occurred.
Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Instrument in the event of an Event of Default or a Restructuring Event. Most credit linked notes use a corporate bond (or a portfolio of corporate bonds) as the Reference
Instrument(s). However, almost any type of fixed income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.


Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to market risks and credit risks.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Call Risks
|X| Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
   An increase in the likelihood of a call may reduce the security's price.
|X| If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks
|X| Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading may also lead to greater price volatility.
|X| Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective of the Fund is to obtain a total return on its assets.
The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Convertible Securities
The Fund may invest in convertible securities.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.
  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."
  As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the
Adviser believes it is appropriate to do so in light of the Fund's investment objectives, without regard to the length of time a particular security may have been held. The Adviser does not anticipate that portfolio turnover will result in adverse tax consequences. For the fiscal years ended November 30, 2005 and
2004, the portfolio turnover rates were 76% and 80%, respectively.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

o for other fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN (CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES) As a
compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses. Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

Processing Support Payments
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares, Class
B Shares and Class C Shares of the Fund and the amount retained by the
Distributor for the last three fiscal years ended November 30, 2005.

                     2005               2004                    2003

              Total               Total                 Total
              Sales     Amount    Sales     Amount      Sales      Amount
              Charges   Retained  Charges   Retained    Charges    Retained

Class A      $43,902     $28,646   $416,258  $416,361   $282,934   $39,631
Shares

Class B         0           0      $15,204       0      $81,801       0
Shares

Class C         0        $3,049     $84,406   $9,170    $3,694     $134,583
Shares

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Lacross & Co., LA Crosse,
WI, owned approximately 1,194,640 Shares (11.15%), Pershing LLC, Jersey City,
NJ, owned approximately 839,064 Shares (7.83%), Citigroup Global Markets Inc.,
New York, NY, owned approximately 824,454 Shares (7.69%), MLPF&S ,
Jacksonville, FL, owned approximately 766,358 Shares (7.15%) and Debuque Bank
& Trust Company, Deuque, IA, owned approximately 574613 Shares (5.36%).

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Pershing LLC, Jersey City,
NJ, owned approximately 197,053 Shares (14.63%), Edward Jones & Co.,
Maryland Heights, MO, owned approximately 147,808 Shares (10.98%), Citigroup
Global Markets Inc., New York, NY, owned approximately 99,455 Shares (7.38%) and
MLPF&S, Jacksonville, FL, owned approximately 93,333 Shares (6.93%).

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLPF&S, Jacksonville, FL, owned approximately 812,458 Shares (24.32%) and Citigroup Global Markets Inc.,
New York, NY, owned approximately 579,955 Shares (17.36%).


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation
comprised two portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of January 3, 2006, the Fund's Board and Officers as a group owned less than
1% of each class of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

  Name                                                                       Total Compensation
  Birth Date                                                                  From Corporation
  Address                Principal Occupation(s) for Past       Aggregate            and
  Positions Held with    Five Years,                           Compensation    Federated Fund
  Corporation            Other Directorships Held and           From Fund          Complex
  Date Service Began     Previous Position(s)                                  (past calendar
                                                                                    year)
  John F. Donahue*       Principal Occupations: Director or         $0               $0
  Birth Date: July 28,   Trustee of the Federated Fund
  1924                   Complex; Chairman and Director,
  DIRECTOR               Federated Investors, Inc.
  Began serving: March
  1984                   Previous Positions: Chairman of the
                         Federated Fund Complex; Trustee,
                         Federated Investment Management
                         Company and Chairman and Director,
                         Federated Investment Counseling.

  J. Christopher         Principal Occupations: Principal           $0               $0
  Donahue*               Executive Officer and President of
  Birth Date: April      the Federated Fund Complex;
  11, 1949               Director or Trustee of some of the
  PRESIDENT AND          Funds in the Federated Fund
  DIRECTOR               Complex; President, Chief Executive
  Began serving:         Officer and Director, Federated
  January 2000           Investors, Inc.; Chairman and
                         Trustee, Federated Investment Management Company;
                         Trustee, Federated Investment Counseling; Chairman and
                         Director, Federated Global Investment Management Corp.;
                         Chairman, Federated Equity Management Company of
                         Pennsylvania, Passport Research, Ltd. (Investment
                         advisory subsidiary of Federated) and Passport Research
                         II, Ltd. (Investment advisory subsidiary of Federated);
                         Trustee, Federated Shareholder Services Company;
                         Director, Federated Services Company.

                         Previous Positions: President,
                         Federated Investment Counseling;
                         President and Chief Executive
                         Officer, Federated Investment
                         Management Company, Federated
                         Global Investment Management Corp.
                         and Passport Research, Ltd.

  Lawrence D. Ellis,     Principal Occupations: Director or      $607.24          $148,500
  M.D.*                  Trustee of the Federated Fund
  Birth Date: October    Complex; Professor of Medicine,
  11, 1932               University of Pittsburgh; Medical
  3471 Fifth Avenue      Director, University of Pittsburgh
  Suite 1111             Medical Center Downtown;
  Pittsburgh, PA         Hematologist, Oncologist and
  DIRECTOR               Internist, University of Pittsburgh
  Began serving:         Medical Center.
  August 1987
                         Other Directorships Held: Member,
                         National Board of Trustees,
                         Leukemia Society of America.

                         Previous Positions: Trustee,
                         University of Pittsburgh; Director,
                         University of Pittsburgh Medical
                         Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

  Name                                                                       Total Compensation
  Birth Date                                                     Aggregate    From Corporation
  Address                  Principal Occupation(s) for Past     Compensation        and
  Positions Held with      Five Years,                           From Fund     Federated Fund
  Corporation              Other Directorships Held and         (past fiscal      Complex
  Date Service Began       Previous Position(s)                    year)       (past calendar
                                                                                   year)
  Thomas G. Bigley         Principal Occupation: Director or      $ 667.96        $163,350
  Birth Date: February     Trustee of the Federated Fund
  3, 1934                  Complex.
  15 Old Timber Trail
  Pittsburgh, PA           Other Directorships Held: Director,
  DIRECTOR                 Member of Executive Committee,
  Began serving:           Children's Hospital of Pittsburgh;
  November 1994            Director, University of Pittsburgh.

                           Previous Position: Senior Partner,
                           Ernst & Young LLP.

  John T. Conroy, Jr.      Principal Occupations: Director or     $667.96         $163,350
  Birth Date: June 23,     Trustee of the Federated Fund
  1937                     Complex; Chairman of the Board,
  Investment Properties    Investment Properties Corporation;
  Corporation              Partner or Trustee in private real
  3838 North Tamiami       estate ventures in Southwest
  Trail                    Florida.
  Suite 402
  Naples, FL               Previous Positions: President,
  DIRECTOR                 Investment Properties Corporation;
  Began serving: August    Senior Vice President, John R. Wood
  1991                     and Associates, Inc., Realtors;
                           President, Naples Property
                           Management, Inc. and Northgate
                           Village Development Corporation.

  Nicholas P.              Principal Occupation: Director or      $667.96         $163,350
  Constantakis             Trustee of the Federated Fund       --------------
  Birth Date: September    Complex.
  3, 1939
  175 Woodshire Drive      Other Directorships Held: Director
  Pittsburgh, PA           and Member of the Audit Committee,
  DIRECTOR                 Michael Baker Corporation
  Began serving: January   (engineering and energy services
  2000                     worldwide).

                           Previous Position: Partner,
                           Andersen Worldwide SC.

  John F. Cunningham       Principal Occupation: Director or      $607.24         $148,500
  Birth Date: March 5,     Trustee of the Federated Fund       --------------
  1943                     Complex.
  353 El Brillo Way
  Palm Beach, FL           Other Directorships Held: Chairman,
  DIRECTOR                 President and Chief Executive
  Began serving: January   Officer, Cunningham & Co., Inc.
  2000                     (strategic business consulting);
                           Trustee Associate, Boston College.

                           Previous Positions: Director,
                           Redgate Communications and EMC
                           Corporation (computer storage
                           systems); Chairman of the Board and
                           Chief Executive Officer, Computer
                           Consoles, Inc.; President and Chief
                           Operating Officer, Wang
                           Laboratories; Director, First
                           National Bank of Boston; Director,
                           Apollo Computer, Inc.

  Peter E. Madden          Principal Occupation: Director or      $607.24         $148,500
  Birth Date: March 16,    Trustee of the Federated Fund       --------------
  1942                     Complex.
  One Royal Palm Way
  100 Royal Palm Way       Other Directorships Held: Board of
  Palm Beach, FL           Overseers, Babson College.
  DIRECTOR
  Began serving: August    Previous Positions: Representative,
  1991                     Commonwealth of Massachusetts General Court;
                           President, State Street Bank and Trust Company and
                           State Street Corporation (retired); Director, VISA
                           USA and VISA International; Chairman and Director,
                           Massachusetts Bankers Association; Director,
                           Depository Trust Corporation; Director, The Boston
                           Stock Exchange.

  Charles F. Mansfield,    Principal Occupations: Director or     $667.96         $163,350
  Jr.                      Trustee of the Federated Fund
  Birth Date: April 10,    Complex; Management Consultant.
  1945
  80 South Road
  Westhampton Beach, NY    Previous Positions: Previous
  DIRECTOR                 Positions: Chief Executive Officer,
  Began serving: January   PBTC International Bank; Partner,
  1999                     Arthur Young & Company (now
                           Ernst & Young LLP); Chief
                           Financial Officer of Retail Banking
                           Sector, Chase Manhattan Bank;
                           Senior Vice President, HSBC Bank
                           USA (formerly, Marine Midland
                           Bank); Vice President, Citibank;
                           Assistant Professor of Banking and
                           Finance, Frank G. Zarb School of
                           Business, Hofstra University;
                           Executive Vice President DVC Group,
                           Inc.

  John E. Murray, Jr.,     Principal Occupations: Director or     $728.69         $178,200
  J.D., S.J.D.             Trustee, and Chairman of the Board
  Birth Date: December     of Directors or Trustees, of the
  20, 1932                 Federated Fund Complex; Chancellor
  Chancellor, Duquesne     and Law Professor, Duquesne
  University               University; Partner, Murray, Hogue
  Pittsburgh, PA           & Lannis.
  DIRECTOR
  Began serving:           Other Directorships Held: Director,
  February 1995            Michael Baker Corp. (engineering,
                           construction, operations and
                           technical services).

                           Previous Positions: President,
                           Duquesne University; Dean and
                           Professor of Law, University of
                           Pittsburgh School of Law; Dean and
                           Professor of Law, Villanova
                           University School of Law.

  Marjorie P. Smuts        Principal Occupations:  Director or    $607.24         $148,500
  Birth Date: June 21,     Trustee of the Federated Fund
  1935                     Complex; Public Relations/Marketing
  4905 Bayard Street       Consultant/Conference Coordinator.
  Pittsburgh, PA
  DIRECTOR                 Previous Positions: National
  Began serving: March     Spokesperson, Aluminum Company of
  1984                     America; television producer;
                           President, Marj Palmer Assoc.;
                           Owner, Scandia Bord.

  John S. Walsh            Principal Occupations:  Director or    $607.24         $148,500
  Birth Date: November     Trustee of the Federated Fund
  28, 1957                 Complex; President and Director,
  2604 William Drive       Heat Wagon, Inc. (manufacturer of
  Valparaiso, IN           construction temporary heaters);
  DIRECTOR                 President and Director,
  Began serving: January   Manufacturers Products, Inc.
  1999                     (distributor of portable
                           construction heaters); President,
                           Portable Heater Parts, a division
                           of Manufacturers Products, Inc.

                           Previous Position: Vice President,
                           Walsh & Kelly, Inc.

OFFICERS**

  Name
  Birth Date
  Address
  Positions Held with Corporation   Principal Occupation(s) and Previous Position(s)

  Date Service Began
  John W. McGonigle                 Principal Occupations: Executive Vice President and
  Birth Date: October 26, 1938      Secretary of the Federated Fund Complex; Vice Chairman,
  EXECUTIVE VICE PRESIDENT AND      Executive Vice President, Secretary and Director,
  SECRETARY                         Federated Investors, Inc.
  Began serving: March 1984
                                    Previous Positions: Trustee, Federated Investment
                                    Management Company and Federated Investment Counseling;
                                    Director, Federated Global Investment Management Corp.,
                                    Federated Services Company and Federated Securities Corp.

  Richard A. Novak                  Principal Occupations:. Principal Financial Officer and
  Birth Date: December 25, 1963     Treasurer of the Federated Fund Complex; Senior Vice
  TREASURER                         President, Federated Administrative Services. ; Financial
  Began serving: January 2006       and Operations Principal for Federated Securities Corp.,
                                    Edgewood Services, Inc. and Southpointe Distribution
                                    Services, Inc.; Senior Vice President and Controller of
                                    Federated Investors, Inc.

                                    Previous Positions: Vice President, Finance of Federated
                                    Services Company; held various financial management
                                    positions within The Mercy Hospital of Pittsburgh
                                    ;Auditor, Arthur Anderson & Co.

  Richard B. Fisher                 Principal Occupations: Vice Chairman or Vice President of
  Birth Date: May 17, 1923          some of the Funds in the Federated Fund Complex; Vice
  VICE PRESIDENT                    Chairman, Federated Investors, Inc.; Chairman, Federated
  Began serving: March 1984         Securities Corp.

                                    Previous Positions: President and Director or Trustee of
                                    some of the Funds in the Federated Fund Complex; Executive
                                    Vice President, Federated Investors, Inc. and Director and
                                    Chief Executive Officer, Federated Securities Corp.

  Stephen F. Auth                   Principal Occupations: Chief Investment Officer of this
  Birth Date: September 3, 1956     Fund and various other Funds in the Federated Fund
  CHIEF INVESTMENT OFFICER          Complex; Executive Vice President, Federated Investment
  Began serving: January 2003       Counseling, Federated Global Investment Management Corp.,
                                    Federated Equity Management Company of Pennsylvania and
                                    Passport Research II, Ltd. (Investment advisory subsidiary of Federated).

                                    Previous Positions: Executive Vice President, Federated
                                    Investment Management Company, and Passport Research, Ltd.
                                    (Investment advisory subsidiary of Federated); Senior Vice
                                    President, Global Portfolio Management Services Division;
                                    Senior Vice President, Federated Investment Management
                                    Company and Passport Research, Ltd.; Senior Managing
                                    Director and Portfolio Manager, Prudential Investments.

  Robert J. Ostrowski               Principal Occupations:  Mr. Ostrowski joined Federated in
  Birth Date: April 26, 1963        1987 as an Investment Analyst and became a Portfolio
  CHIEF INVESTMENT OFFICER          Manager in 1990. He was named Chief Investment Officer of
  Began serving: May 2004           taxable fixed income products in 2004 and also serves as a
                                    Senior Portfolio Manager. He has been a Senior Vice
                                    President of the Fund's Adviser since 1997. Mr. Ostrowski
                                    is a Chartered Financial Analyst. He received his M.S. in
                                    Industrial Administration from Carnegie Mellon University.

  Robert M. Kowit                   Robert M. Kowit has been the Fund's Portfolio Manager
  Birth Date: June 27, 1945         since December 1995. He is Vice President of the
  VICE PRESIDENT                    Corporation. Robert M. Kowit has been the Fund's Portfolio
  Began serving: November 1999      Manager since (insert date). Mr. Kowit joined Federated in
                                    1995 as a Senior Portfolio Manager and a Vice President of
                                    the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995
                                    through October 1995. From 1990 to 1994, he served as
                                    Senior Vice President/Portfolio Manager of International
                                    Fixed Income and Foreign Exchange for John Hancock
                                    Advisers. Mr. Kowit received his M.B.A. from Iona College
                                    with a concentration in finance.

** Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                Meetings Held
 Board      Committee                                                           During Last
 Committee  Members              Committee Functions                            iscal Year

 Executive  John F. Donahue      In between meetings of the full Board,            Six
            John E. Murray,      the Executive Committee generally may
            Jr., J.D., S.J.D.    exercise all the powers of the full
            John S. Walsh        Board in the management and direction
            John S. Walsh        of the business and conduct of the
                                 affairs of the Corporation in such manner as
                                 the Executive Committee shall deem to be in the
                                 best interests of the Corporation. However, the
                                 Executive Committee cannot elect or remove
                                 Board members, increase or decrease the number
                                 of Directors, elect or remove any Officer,
                                 declare dividends, issue shares or recommend to
                                 shareholders any action requiring shareholder
                                 approval.

 Audit      Thomas G. Bigley     The purposes of the Audit Committee are          Seven
            John T. Conroy,      to oversee the accounting and financial
            Jr.                  reporting process of the Fund, the
            Nicholas P.          Fund`s internal control over financial
            Constantakis         reporting, and the quality, integrity
            Charles F.           and independent audit of the Fund`s
            Mansfield, Jr.       financial statements.  The Committee
                                 also oversees or assists the Board with the
                                 oversight of compliance with legal requirements
                                 relating to those matters, approves the
                                 engagement and reviews the qualifications,
                                 independence and performance of the Fund`s
                                 independent registered public accounting firm,
                                 acts as a liaison between the independent
                                 registered public accounting firm and the Board
                                 and reviews the Funds internal audit function.

            Thomas G. Bigley     The Nominating Committee, whose members           One
 Nominating John T. Conroy,      consist of all Independent Directors,
            Jr.                  selects and nominates persons for
            Nicholas P.          election to the Fund's Board when
            Constantakis         vacancies occur. The Committee will
            John F. Cunningham   consider candidates recommended by
            Peter E. Madden      shareholders, Independent Directors,
            Charles F.           officers or employees of any of the
            Mansfield, Jr.       Fund's agents or service providers and
            John E. Murray,      counsel to the Fund. Any shareholder
            Jr.                  who desires to have an individual
            Marjorie P. Smuts    considered for nomination by the
            John S. Walsh        Committee must submit a recommendation
                                 in writing to the Secretary of the Fund, at the
                                 Fund 's address appearing on the back cover of
                                 this Statement of Additional Information. The
                                 recommendation should include the name and
                                 address of both the shareholder and the
                                 candidate and detailed information concerning
                                 the candidate's qualifications and experience.
                                 In identifying and evaluating candidates for
                                 consideration, the Committee shall consider
                                 such factors as it deems appropriate. Those
                                 factors will ordinarily include: integrity,
                                 intelligence, collegiality, judgment,
                                 diversity, skill, business and other
                                 experience, qualification as an "Independent
                                 Director, the existence of material
                                 relationships which may create the appearance
                                 of a lack of independence, financial or
                                 accounting knowledge and experience, and
                                 dedication and willingness to devote the time
                                 and attention necessary to fulfill Board
                                 responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE  FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2005

                                 Dollar Range of             Aggregate
                                  Shares Owned           Dollar Range of
                                   in Federated           Shares Owned in
Interested                      International Bond      Federated Family of
Board Member Name                      Fund             Investment Companies
John F. Donahue                 $50,001 - $100,000         Over $100,000
J. Christopher Donahue             Over $100,00            Over $100,000
Lawrence D. Ellis, M.D.                None                Over $100,000

Independent
Board Member Name
Thomas G. Bigley                       None                Over $100,000
John T. Conroy, Jr.                    None                Over $100,000
Nicholas P. Constantakis               None                Over $100,000
John F. Cunningham                     None                Over $100,000
Peter E. Madden                        None                Over $100,000
Charles F. Mansfield, Jr.              None                Over $100,000
John E. Murray, Jr., J.D.,             None                Over $100,000
S.J.D.
Marjorie P. Smuts                $10,001-$50,000           Over $100,000
John S. Walsh                          None                Over $100,000


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

Portfolio Manager Information

The following information about the Fund's portfolio manager is provided as of the end of the fund's most recently completed fiscal year.

Other Accounts Managed by Robert M. Kowit   Total Number of Other Accounts
                                            Managed / Total Assets*

Registered Investment Companies             5 funds / $770.79 million

Other Pooled Investment Vehicles            0

Other Accounts                              0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Robert M. Kowit is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a
Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc.
(Federated). There are four weighted performance categories in the Balanced
Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction and
Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

Investment Product Performance ("IPP") is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (i.e. J.P.
Morgan Government Bond Index X US) and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. As noted above,
Mr. Kowit is also the portfolio manager for other accounts in addition to the
Fund. Such other accounts may have different benchmarks. In his role as Head of the International Bond Group, Mr. Kowit has oversight responsibility for other portfolios that he does not personally manage. IPP is calculated with an equal weighting of all accounts managed and all accounts where he provides oversight responsibility. In addition, Mr. Kowit serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is based on
Federated's senior management's assessment of team contributions.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to
Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's
Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if
Federated's overall financial targets are not achieved.

Other Accounts Managed by    Total Number of Other      Total Number of Other
Ihab Salib                   Accounts Managed / Total   Accounts Managed / Total
                             Assets*                    Assets Subject to
                                                        Performance Based Fees

Registered Investment        0                          0
Companies

Other Pooled Investment      4 portfolios / $ 450.84    0
Vehicles                     million

Other Accounts               5 accounts / $1,349.24     4 accounts / $ 1,151.73
                             million                    million

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Ihab Salib is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a
Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc.
(Federated). There are four weighted performance categories in the Balanced
Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are:
Leadership/Teamwork/Communication, Client Satisfaction and Service, and
Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

Investment Product Performance ("IPP") is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's benchmark (i.e. J.P.
Morgan Government Bond Index X US) and on a rolling 3 and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. As noted above,
Mr. Salib is also the portfolio manager for other accounts in addition to the
Fund. Such other accounts may have different benchmarks. The Balanced Scorecard
IPP score is calculated with an equal weighting of each account managed by the portfolio manager. In addition, Mr. Salib serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is based on
Federated's senior management's assessment of team contributions.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management based on the quality, amount and effectiveness of client support, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to
Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's
Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if
Federated's overall financial targets are not achieved.

In addition, Mr. Salib was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month
(except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and geographic region

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and to commodities exchange clearing corporations in connection with qualifying the Fund's Shares for use as margin collateral. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.
A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this
SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee          Average Aggregate Daily
                                    Net Assets of the Federated Funds
0.150 of 1%                         on the first $5 billion
0.125 of 1%                         on the next $5 billion
0.100 of 1%                         on the next $10 billion
0.075 of 1%                         on assets over $20 billion

The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young, LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES
For the Year Ended November 30       2005             2004            2003
Advisory Fee Earned               $1,334,939       $1,056,422       $642,897
Advisory Fee Reduction             $844,583         740,516          355,974
Advisory Fee Reimbursement             0               2               258
Brokerage Commissions                  -            186,411          185,000
Administrative Fee                 $186,779        $1,056,422       $642,897
12b-1 Fee:
 Class A Shares                     $83,293            --              --
 Class B Shares                    $125,228            --              --
 Class C Shares                    $302,746            --              --
Shareholder Services Fee:
 Class A Shares                    $241,500            --              --
 Class B Shares                     $41,743            --              --
 Class C Shares                    $100,831            --              --

--------------------------------------------------------------------------------------
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and] shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
November 30, 2005.

Yield is given for the 30-day period ended November 30, 2005.

                             30-Day Period      1 Year      5 Years    10 Years
Class A Shares
Total Return
  Before Taxes                     NA          (13.01)%      7.45%      3.49%
  After Taxes on                   NA          (14.73)%      6.12%      1.83%
  Distributions
  After Taxes on                   NA           (8.35)%      5.65%      1.94%
  Distributions and Sale of
  Shares
Yield                            1.86%            NA           NA         NA

                             30-Day Period       1 Year      5 Years   10 Years
Class B Shares
Total Return
  Before Taxes                     NA           (14.33)%      7.37%     3.37%
  After Taxes on                   NA           (15.91)%      6.15%     1.85%
  Distributions
  After Taxes on                   NA           (9.20)%       5.65%     1.94%
  Distributions and Sale of
  Shares
Yield                            1.23%             NA          NA         NA

                             30-Day Period       1 Year      5 Years   10 Years
Class C Shares
Total Return
  Before Taxes                     NA           (11.32)%      7.45%     3.11%
  After Taxes on                   NA           (12.93)       6.21%     1.62%
  Distributions
  After Taxes on                   NA           (7.25)%       5.71%     1.73%
  Distributions and Sale of
  Shares
Yield                            1.22%             NA          NA         NA

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

J.P. Morgan Global Government Bond non-U.S. Index
J.P. Morgan Global Government Bond non-U.S. Index is a total return, trade-weighted index of over 360 government and high- grade bonds in 121 developed countries.

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Salomon Brothers High Grade Bond Index
Salomon Brothers High Grade Bond Index calculates total returns of approximately
775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA, with maturities of 12 years or more; it also includes companies in industry, public utilities, and finance.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Lehman Brothers Intermediate Government/Corporate Bond Index
Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers
Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

WHO IS FEDERATED INVESTORS, INC.?

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Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2005, Federated managed 35 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income

As of December 31,  2005,  Federated  managed 33 taxable  bond funds  including:
high-yield, multi-sector,  mortgage-backed,  U.S. government, U.S. corporate and international, with assets approximating $16.0 billion.

Tax Free Fixed Income
As of December 31, 2005, Federated managed 15 municipal bond funds with approximately $3.1 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

Money Market Funds
As of December 31, 2005, Federated managed $145.3 billion in assets across 53 money market funds, including 18 government, 12 prime, 22 municipal and 1 euro-denominated with assets approximating $54.9 billion, $62.6 billion, $27.6 billion and $113.8 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30,
2005 are incorporated herein by reference to the Annual Report to Shareholders of Federated International Bond Fund dated November 30, 2005.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb--Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. .

b--Very Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes. .

ccc, cc, c--Extremely Speculative. Assigned to issues where the issuer has, in
A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d--In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 --Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d--In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing)
and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

FEDERATED INTERNATIONAL BOND FUND

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust

SECURITIES LENDING AGENT
State Street Bank and Trust

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Reed Smith LLP;
Dickstein Shapiro Morin & Oshinsky LLP

SERVICE PROVIDERS
Bloomberg
Investor Responsibility Research Center
Wilshire Associates, Inc.

SECURITY PRICING SERVICES
FT Interactive Data
Reuters

RATINGS AGENCIES
S&P

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Adviser
Lipper
Morgan Stanley Capital International, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
ICI

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated International Equity Fund

A Portfolio of Federated International Series, Inc.

PROSPECTUS

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January 31, 2006


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking to obtain a total return on its assets by investing primarily in equity securities of companies based outside of the United States.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 13

What Do Shares Cost? 17

How is the Fund Sold? 26

Payments to Financial Intermediaries 26

How to Purchase Shares 29

How to Redeem and Exchange Shares 32

Account and Share Information 36

Who Manages the Fund? 39

Legal Proceedings 41

Financial Information 42

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

The Fund's investment adviser (Adviser) uses a "bottom-up" approach to stock selection and selection of industry and country are secondary considerations. The Fund is not limited to investing according to any particular style, size of company or maintaining minimum allocations to any particular region or country. However, the Adviser anticipates that normally the Fund will primarily invest in mid- to-large capitalization companies based outside the United States that have been selected using the growth style of stock selection. The Fund may invest up to 20% of its assets in foreign companies based in emerging markets.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Currency Risks. Because the exchange rates for currencies fluctuate daily, prices of the foreign securities in which the Fund invests are more volatile than prices of securities traded exclusively in the United States.
  Emerging Markets Risks. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Liquidity Risks. Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance.
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  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on securities when due, which would cause the Fund to lose money.
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  Leverage Risks. The derivative contracts in which the Fund may invest may be subject to leverage risks. Leverage risk is when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Risks Related to Investing for Growth. The growth stocks in which the Fund may invest are typically more volatile than traditional value stocks and may depend more on price changes than dividend returns.
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  Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) .
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
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  Risks of Investing in Derivative Contracts .. The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivative contracts may also involve other risks described in this prospectus, such as credit, liquidity and leverage risk.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 55.35% (quarter ended December 31, 1999). Its lowest quarterly return was (21.42)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A, Class B and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Growth Index (MSCI-EAFE GI), a broad based market index. The MSCI-EAFE GI is a subset of the MSCI EAFE Index designed to measure developed market equity performance, excluding the United States and Canada. The MSCI-EAFE GI measures developed market securities classified as growth by MSCI. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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(For the Periods Ended December 31, 2005)

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	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	 2. 96%	( 3. 08)%	4. 73%
Return After Taxes on Distributions [1]	 2. 96%	( 3. 05)%	3. 75%
Return After Taxes on Distributions and Sale of Fund Shares [1]	 1. 92%	 ( 2. 56)%	3. 68%
Class B Shares
Return Before Taxes	 2. 38%	( 3. 14)%	4. 66%
Class C Shares
Return Before Taxes	 5. 85%	( 2. 94)%	4. 42%
MSCI-EAFE GI	 13. 28%	 1. 92%	3. 33%
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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B and Class C Shares will differ from those shown for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED INTERNATIONAL EQUITY FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A, Class B and Class C Shares of the Fund.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) [1]	2.00%	2.00%	2.00%
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Reimbursement) [2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fee	None	0.75%	0.75%
Other Expenses	0.76% [3]	0.77%	0.77%
Total Actual Annual Fund Operating Expenses	1.76%	2.52% [4]	2.52%

1 The redemption fee is imposed upon the redemptions of shares within 30 days of purchase.
2 The percentages shown are based on expenses for the entire fiscal year ended November 30, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2005.
Total Reimbursement of Fund Expenses	0.05%	0.00%	0.00%
Total Actual Annual Fund Operating Expenses (after reimbursement)	1.71%	2.52%	2.52%
3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The shareholder services provider reimbursed 0.05% of the shareholder services fee, see "Notes to Financial Statements" accompanying the Fund's Annual Report dated November 30, 2005 for a description of this reimbursement. The shareholder services fee paid by the Fund (after the reimbursement) was 0.18% for the fiscal year ended November 30, 2005. The maximum shareholder services fee the Fund will pay is 0.25%. Total other operating expenses paid by the Fund's Class A Shares (after the reimbursement) were 0.71% for the fiscal year ended November 30, 2005.
4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expense than Class B Shares.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Class A, B and C Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A, B and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$ 719	$1, 074	$1, 452	$2, 509
Expenses assuming no redemption	$ 719	$1, 074	$1, 452	$2, 509
Class B:
Expenses assuming redemption	$ 805	$1, 185	$1, 540	$2, 669
Expenses assuming no redemption	$ 255	$ 785	$1, 340	$2, 669
Class C:
Expenses assuming redemption	$ 453	$ 877	$1, 427	$2, 927
Expenses assuming no redemption	$ 353	$ 877	$1, 427	$2, 927

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

The Adviser actively manages the Fund's portfolio. The Adviser's process for selecting investments is a combination of bottom-up stock selection and top- down analysis. Bottom-up stock selection emphasizes fundamental analysis of companies by skilled portfolio managers while top-down analysis attempts to predict the impact of economic and market cycles.

The Adviser seeks to identify individual companies with the potential for investment return. The investment return could result from the Adviser's view that a company has strong earnings growth potential, that a company is undervalued, or based on generating income or the potential for income. The Fund is not limited to investing according to any particular style, size of company or maintaining minimum allocations to any particular region or country. However, the Adviser anticipates that normally the Fund will primarily invest in mid-to-large capitalization companies based outside the United States that have been selected using the growth style of stock selection.

The Adviser selects stocks by attempting to evaluate the companies in the Fund's investment universe based on fundamental analysis of, and forecasting, their potential for future stock price appreciation. Key factors in this analysis are: evaluation of the quality of company management, industry position, financial strength, and expected future growth in earnings or cash flows. Before purchasing a stock, the Adviser weighs appreciation potential against market price to evaluate the stock's potential compared to its current price.

The Adviser attempts to manage the risk of relative underperformance of the stocks of the growth companies it selects in down markets by seeking to purchase growth stocks at reasonable prices. The Adviser manages the portfolio's exposure to random or unpredictable events that may adversely affect individual companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular company, through portfolio diversification. There is no assurance these strategies will be successful in reducing portfolio risk. In addition, even if these strategies are successful, the Fund's portfolio is expected to have a relatively high price volatility.

While the Adviser does not take concentrated positions in individual stocks, the Adviser may emphasize business sectors or certain countries in the Fund's portfolio because they exhibit stronger growth potential, or appreciation potential, or both, or the Adviser believes it has greater skill (or fundamental analysis is more effective) in picking stocks in those sectors or countries.

The Fund may purchase shares of exchange-traded funds (ETFs). The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may invest in ETFs in order to achieve exposure to a specific region, country, or market sector, or for other reasons consistent with its investment strategy.

The Fund may not invest more than 20% of its assets in foreign companies based in emerging markets. Further, the Fund is not limited in the portion of its investments that are denominated in either foreign currency or in U.S. dollars. From time to time, the Fund may hedge a portion of its currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. It is anticipated that the majority of the Fund's portfolio will not be hedged and will therefore remain subject to currency risk.

Because the Fund refers to equity investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity investments.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value should increase directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Securities

Foreign equity securities are equity securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign equity securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign equity securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. Although it has historically not done so, the Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

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Derivative Contracts

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset or instrument. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts, including combinations thereof:

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FUTURES CONTRACTS

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures, single stock futures and foreign currency forward contracts.

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OPTIONS

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

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SWAPS

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include total return swaps, currency swaps, and caps and floors.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

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The Fund may also invest in ETFs as an efficient means of carrying out its investment strategies. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

What are the Specific Risks of Investing in the Fund?

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STOCK MARKET RISKS

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The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline and you could lose money.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

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CURRENCY RISKS

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Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

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RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions that could adversely affect the liquidity of the Fund's investments.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

EMERGING MARKETS RISK

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

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EXCHANGE-TRADED FUNDS

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An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

CUSTODIAL SERVICES AND RELATED INVESTMENT COSTS

Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss or theft of its assets.

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Risks of Investing in Derivative Contracts

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The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity, and leverage risks.

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Liquidity Risks

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Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

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OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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Credit Risks

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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Leverage Risks

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Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

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Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open .

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

If prices are not available from an independent pricing service, securities traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security as provided by an investment dealer or other financial institution that deals in the security.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board.

The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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	Minimum Initial/Subsequent Investment Amounts [1]	Maximum Sales Charges
Shares Offered		Front-End Sales Charge [2]	Contingent Deferred Sales Charge [3]
Class A	$1,500/$100	5.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%
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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of a financial intermediary may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

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As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to financial intermediaries, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your financial intermediary.

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Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front- end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE

The following tables list the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the tables and described below.

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater [1]	0.00%	0.00%
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1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

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Class C Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
All Purchases	1.00%	1.01%

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS

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Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your financial intermediary must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

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In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your financial intermediary or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through a financial intermediary or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

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In order to verify your eligibility for a breakpoint discount, you will be required to provide to your financial intermediary or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through a financial intermediary, you may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.

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Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

Larger Purchases

  purchasing Class A Shares in greater quantities to reduce the applicable sales charge;
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Concurrent and Accumulated Purchases

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  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase ; or
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Letter of Intent

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  signing a letter of intent to purchase a qualifying amount of Class A Shares within 13 months. (Call your financial intermediary or the Fund for more information.) The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.
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ELIMINATING THE SALES CHARGE

Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
  as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only); or
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  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any financial intermediary that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
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  pursuant to the exchange privilege.
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The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of shares of Liberty U.S. Government Money Market Trust unless your Liberty shares were acquired through an exchange of shares on which the sales charge had previously been paid.

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

Shares that are not subject to a CDSC; and
Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)
The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

Class A Shares:
If you make a purchase of Class A Shares in the amount of $1 million or more and your financial intermediary received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.
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If your investment qualifies for a reduction or elimination of the CDSC, you or your financial intermediary must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

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Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

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  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account) ;
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  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
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  purchased by Directors and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of a financial intermediary that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
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  purchased through a financial intermediary that did not receive an advance commission on the purchase;
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  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
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  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period ( the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange );
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Class B Shares only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program.
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FEE WHEN YOU REDEEM OR EXCHANGE

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For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee, plus applicable sales charge.

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The 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. This redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended, including redemptions made as part of an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV. The redemption/exchange fee will be paid to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

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The Fund's goal is to collect the redemption/exchange fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including omnibus accounts of banks, broker-dealers, trust companies and retirement plan record keepers.

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Participant directed transactions involving Shares held in retirement plans established under Sections 401(a) or 401(k) of the Internal Revenue Code (the "Code"), custodial plan accounts established under Section 403(b)(7) of the Code, or deferred compensation plans established under Section 457 of the Code will be subject to the redemption/exchange fee. Non-participant directed transactions such as distributions due to death, disability, health, or financial hardship will not be subject to the redemption/exchange fee. The redemption/exchange fee will not apply to Shares held in plans administered as college savings programs under Section 529 of the Code. Finally, Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption/exchange fee, please see the Fund's SAI.

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How is the Fund Sold?

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The Fund offers three Share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to investors who wish to spread their investments beyond the United States and are prepared to accept the particular risks associated with these investments, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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Payments to Financial Intermediaries

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The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as Broker/Dealers, Banks, Investment Advisers or Third-Party Administrators) whose customers are shareholders of the Fund.

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FRONT-END SALES CHARGE REALLOWANCES

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The Distributor receives a front-end sales charge on certain Share sales. The Distributor pays a portion of this charge to financial intermediaries that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

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When a financial intermediary's customer purchases Shares, the financial intermediary may receive a Dealer Reallowance as follows:

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Class A Shares:
Purchase Amount	Dealer Reallowance as a percentage of Public Offering Price
Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.25%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1 million	1.80%
$1 million or greater	0.00%
Class C Shares:
All Purchase Amounts	1.00%
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ADVANCE COMMISSIONS

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When a financial intermediary's customer purchases Shares, the financial intermediary may receive an advance commission as follows:

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Class A Shares (for purchases over $1 million)
Purchase Amount	Advance Commission as a Percentage of Public Offering Price
First $1 million - $5 million	0.75%
Next $5 million - $20 million	0.50%
Over $20 million	0.25%
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Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

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Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

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Class B Shares:	Advance Commission as a Percentage of Public Offering Price
All Purchase Amounts	Up to 5.50%
Class C Shares:
All Purchase Amounts	1.00%
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RULE 12B-1 FEES

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.75% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class B Shares and Class C Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

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ACCOUNT ADMINISTRATION FEES

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The Fund may pay Account Administration Fees of up to 0.75% of average net assets to financial intermediaries that are unregistered banks for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

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RECORDKEEPING FEES

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The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

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NETWORKING FEES

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The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

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ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

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You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check ), you automatically will receive Class A Shares.

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THROUGH A FINANCIAL INTERMEDIARY

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  Establish an account with the financial intermediary; and
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  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.
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Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

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You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  through a financial intermediary if you purchased Shares through a financial intermediary; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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Shares may be redeemed at the NAV next determined after the Fund receives the redemption request. If the Shares are redeemed or exchanged within 30 days of purchase, a 2% redemption/exchange fee will be charged , as more fully described previously under the sub-heading, "Fee When You Redeem or Exchange." The redemption/exchange fee will be paid to the Fund."

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THROUGH A FINANCIAL INTERMEDIARY

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Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your financial intermediary or the Fund if you need special instructions.

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Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

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REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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In an effort to deter shareholders from using repeated exchanges to take advantage of short-term market movements (also known as "market timing"), after July 30, 2001, Shares acquired through an exchange may not be exchanged again (a "Subsequent Exchange") for a period of 15 days. The Fund will not process any request for a Subsequent Exchange made during the 15-day period. The rights of shareholders to redeem their Shares are not affected by this provision.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM


You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

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If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

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The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. As described above, the Fund imposes a fee on redemptions or exchanges of Fund Shares within 30 days of the date of purchase. See "What Do Shares Cost?" The Fund also prohibits exchanges into and out of the Fund within a 15-day period. See "How to Redeem and Exchange Shares--Exchange Privilege." The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What Do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

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The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.

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The Fund's objective is that its fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and geographic region.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

Who Manages the Fund?

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The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund The address of the Adviser is 450 Lexington Avenue, Suite 3700, New York, NY 10017- 3943. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 305 employees. Federated provides investment products to more than 5, 500 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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Stephen F. Auth

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Stephen F. Auth has been one of the Fund's Portfolio Manager since June 2005. Mr. Auth joined Federated in May 2000 as Senior Vice President and Director of Global Portfolio Management of the Fund's Adviser. From 1985 through March 2000, Mr. Auth was employed with Prudential Investments, a unit of Prudential Insurance Company of America, where he served as a Portfolio Manager since September 1991 and also as Senior Managing Director. Mr. Auth is a Chartered Financial Analyst. He earned a Bachelors Degree from Princeton University and an M.B.A. from Harvard University.

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Richard Winkowski

Richard Winkowski has been the Fund's Portfolio Manager since January 2003. Mr. Winkowski joined Federated as a Senior Investment Analyst in April 1998. He became an Assistant Vice President of the Fund's Adviser in July 1999 and became a Vice President of the Fund's Adviser in July 2000. He served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from 1994 through January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.

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Regina Chi

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Regina Chi has been the Fund's Portfolio Manager since May 2005. Ms. Chi joined Federated in August 1999 as a Senior Investment Analyst and became an Assistant Vice President of the Fund's Adviser in July 2000. Ms. Chi was previously employed with Clay Finlay, Inc., where she served as a Vice President/ Portfolio Manager from July 1997 to July 1999 and as a Research Analyst from June 1994 to July 1997. Ms. Chi earned her B.A. in Economics and Philosophy from Columbia University. Ms. Chi provides general investment support and assistance to the Fund.

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The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated November 30, 2005.

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Legal Proceedings

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Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees .

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$16.97		$14.51		$12.14		$14.92		$22.14
Income From Investment Operations:
Net investment income (loss)	0.07	[1]	(0.03	) [1]	0.04	[1]	(0.01	) [1]	0.02	[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.06		2.50		2.33		(2.77)		(5.60)
TOTAL FROM INVESTMENT OPERATIONS	1.13		2.47		2.37		(2.78)		(5.58)
Less Distributions:
Distributions from net investment income	--		(0.01)		--		--		--
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(1.64)
TOTAL DISTRIBUTIONS	--		(0.01)		--		--		(1.64)
Net Asset Value, End of Period	$18.10		$16.97		$14.51		$12.14		$14.92
Total Return [2]	6.66	% [3]	17.02	% [4]	19.52%		(18.63)%		(27.32)%

Ratios to Average Net Assets:
Net expenses	1.71	% [5]	1.82	% [5]	1.79	% [5]	1.72	% [5]	1.60%
Net investment income (loss)	0.42%		(0.19)%		0.35%		(0.05)%		0.10%
Expense waiver/reimbursement [6]	0.05%		0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$194,192		$219,439		$210,332		$264,843		$349,203
Portfolio turnover	113%		74%		150%		103%		225%
Redemption fees consisted of the following per share amounts	$0.00	[8]	$0.00	[8]	--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.06% on total returns.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

The net expense ratios are 1.71%, 1.82%, 1.79% and 1.72% for the years ended November 30, 2005, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

Further information about the Fund's performance is contained in the Annual Report, dated November 30, 2005, which can be obtained free of charge.

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$15.44		$13.30		$11.22		$13.89		$20.86
Income From Investment Operations:
Net investment income (loss)	(0.06	) [1]	(0.14	) [1]	(0.04	) [1]	(0.10	) [1]	(0.11	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.95		2.28		2.12		(2.57)		(5.22)
TOTAL FROM INVESTMENT OPERATIONS	0.89		2.14		2.08		(2.67)		(5.33)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(1.64)
Net Asset Value, End of Period	$16.33		$15.44		$13.30		$11.22		$13.89
Total Return [2]	5.76%		16.09	% [3]	18.54%		(19.22)%		(27.84)%

Ratios to Average Net Assets:
Net expenses	2.52	% [4]	2.57	% [4]	2.54	% [4]	2.47	% [4]	2.35%
Net investment income (loss)	(0.39)%		(0.95)%		(0.40)%		(0.79)%		(0.64)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,732		$39,549		$39,772		$41,084		$64,928
Portfolio turnover	113%		74%		150%		103%		225%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

The net expense ratios are 2.52%, 2.57%, 2.54% and 2.47% for the years ended November 30, 2005, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

Further information about the Fund's performance is contained in the Annual Report, dated November 30, 2005, which can be obtained free of charge.

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$15.24		$13.12		$11.06		$13.70		$20.59
Income From Investment Operations:
Net investment income (loss)	(0.06	) [1]	(0.13	) [1]	(0.04	) [1]	(0.10	) [1]	(0.10	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.92		2.25		2.10		(2.54)		(5.15)
TOTAL FROM INVESTMENT OPERATIONS	0.86		2.12		2.06		(2.64)		(5.25)
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(1.64)
Net Asset Value, End of Period	$16.10		$15.24		$13.12		$11.06		$13.70
Total Return [2]	5.64%		16.16	% [3]	18.63%		(19.27)%		(27.81)%

Ratios to Average Net Assets:
Net expenses	2.52	% [4]	2.57	% [4]	2.54	% [4]	2.47	% [4]	2.35%
Net investment income (loss)	(0.38)%		(0.98)%		(0.40)%		(0.79)%		(0.64)%
Expense waiver/reimbursement [5]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$58,892		$64,211		$66,305		$56,214		$67,125
Portfolio turnover	113%		74%		150%		103%		225%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.

The net expense ratios are 2.52%, 2.57%, 2.54% and 2.47% for the years ended November 30, 2005, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Represents less than 0.01%.

7 Represents less than $0.01.

Further information about the Fund's performance is contained in the Annual Report, dated November 30, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated January 31, 2006, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-3984

Federated
World-Class Investment Manager

Federated International Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420G101
Cusip 31420G200
Cusip 31420G309

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G00692-02-ABC (1/ 06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

FEDERATED INTERNATIONAL EQUITY FUND
A Portfolio of Federated International Series, Inc.
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STATEMENT OF ADDITIONAL INFORMATION
JANUARY 31, 2006

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Federated International Equity Fund
(Fund), dated January 31, 2006.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                  CONTENTS
                       [GRAPHIC OMITTED][GRAPHIC OMITTED]

                        How is the Fund Organized?.......................1
                        --------------------------------------------------
                        Securities in Which the Fund Invests.............1
                        --------------------------------------------------
                        What Do Shares Cost?............................11
                        --------------------------------------------------
                        How is the Fund Sold?...........................12
                        --------------------------------------------------
                        Exchanging Securities for Shares................13
                        --------------------------------------------------
                        Subaccounting Services..........................14
                        --------------------------------------------------
                        Redemption in Kind
                        [GRAPHIC OMITTED][GRAPHIC OMITTED]..............14
                        -------------------------------------------------
                        Account and Share Information...................14
                        --------------------------------------------------
                        Tax Information.................................15
                        --------------------------------------------------
                        Who Manages and Provides Services to the Fund?..16
                        --------------------------------------------------
                        How Does the Fund Measure Performance?..........28
                        --------------------------------------------------
                        Who is Federated Investors, Inc.?...............30
                        --------------------------------------------------
                        Financial Information...........................31
                        --------------------------------------------------
                        Investment Ratings..............................31
                        --------------------------------------------------
                        Addresses.........................................
                        --------------------------------------------------
                        Appendix..........................................
                        --------------------------------------------------
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[GRAPHIC OMITTED][GRAPHIC OMITTED]

HOW IS THE FUND ORGANIZED?

The Fund is a  diversified  portfolio of Federated  International  Series,  Inc.
(Corporation).  The Corporation is an open-end,  management  investment  company that was  established  under the laws of the State of Maryland on March 9, 1984.
The Corporation may offer separate  series of shares  representing  interests in separate  portfolios  of  securities.  The  Corporation  changed  its name  from
International  Series, Inc. to Federated  International  Series, Inc. on January
19, 2000.

The Board of Directors (the "Board") has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares).
This SAI relates to all classes of Shares. The Fund's investment adviser is
Federated Global Investment Management Corp. (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities, in addition to the securities listed in the prospectus,for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests:

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.
Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund invests:

U.S. Treasury Securities
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.
Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing System, and Tennessee
Valley Authority in support of such obligations.
A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation, and Resolution
Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as
Treasury securities. A Fund treats mortgage-backed securities guaranteed by a
GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Convertible Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
  Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than nonconvertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies.
Examples of these include, but are not limited to, the International Bank for
Reconstruction and Development (the World Bank), the Asian Development Bank, the
European Investment Bank and the Inter-American Development Bank.
  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Brady Bonds
Brady Bonds are U.S. dollar denominated debt obligations that foreign governments issue in exchange for commercial bank loans. The International
Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady
Bonds is collateralized by zero coupon U.S. Treasury securities which have the same maturity as the Brady Bonds. However, neither the U.S. government nor the
IMF has guaranteed the repayment of any Brady Bond.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange.
Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange-traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts:

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts.
  The Fund may trade the following types of futures contracts: foreign currency, financial futures, securities and securities indices.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.
  The Fund may buy the following types of options:
CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the
following ways: |X| Buy call options on indices, individual securities, index
futures,
   currencies (both foreign and U.S. dollar) and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and
|X| Write call options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:
|X| Buy put options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of a decrease in the value of the underlying asset; and
|X| Write put options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive
(or pay) only the amount by which its payment under the contract is less than
(or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:
INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period.
For example, a $10 million London Interbank Offer Rate (LIBOR) swap would require one party to pay the equivalent of the LIBOR of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.
CURRENCY SWAPS
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.
CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.
TOTAL RETURN SWAPS
Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark
(such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
  The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater market risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery securities, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when-issued transactions create market risks for the Fund. When-issued transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to market risks and credit risks.

Hedging Transactions
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The
Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank
Loan Rate.


Investing In Securities Of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment made by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
  The Fund may also invest in exchange-traded funds (ETFs). As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the
Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Emerging Market Risks
Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
|X| Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Liquidity Risks
|X| Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
|X| Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
|X| OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Noninvestment Grade Securities
|X| Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in Derivatives Contracts and Hybrid Instruments
|X| The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in the prospectus or this SAI such as stock market, credit, liquidity and leverage risks.

Credit Risks
|X| Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the
   Fund will lose money.
|X| Many fixed income securities receive credit ratings from services such as
   Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
|X| Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity
   (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
|X| Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risks
|X| Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
|X| Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks
|X| Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
   An increase in the likelihood of a call may reduce the security's price.
|X| If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
|X| Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a
   Fund holding mortgage backed securities.
|X| For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
|X| Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
|X| Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Currency Risks
|X| Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Risks of Foreign Investing
|X| Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.
   Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
|X| Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United
   States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
   companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United
   States.
|X| Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Risks Related to Company Size
|X| Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
|X| Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.
|X| Smaller companies may lack depth of management. They may be unable to generate funds necessary for growth or development or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective of the Fund is to obtain a total return on its assets.
The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the
Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
  In applying the concentration restriction: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset backed securities will be classified according to the underlying assets securing such securities.
  To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. Foreign securities will not be excluded from industry concentration limits. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

  As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.
  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the
Adviser believes it is appropriate, regardless of how long those securities have been held. For the fiscal years ended November 30, 2005 and 2004, the portfolio turnover rates were 113% and 74%, respectively.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?


The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

FEE WHEN YOU REDEEM OR EXCHANGE
For 30 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee, plus applicable sales charge. This 2.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the
Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended, including redemptions made as part of an overall strategy to buy and sell Shares in response to incremental changes in the Fund's
NAV. The redemption/exchange fee will be paid to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, Shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 30 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including omnibus accounts of banks, broker-dealers and trust companies.
Participant directed transactions involving Shares held in retirement plans established under Sections 401(a) or 401(k) of the Internal Revenue Code (the
"Code"), custodial plan accounts established under Section 403(b)(7) of the
Code, or deferred compensation plans established under Section 457 of the Code (
"Retirement Plans") will be subject to the redemption/exchange fee. The following is a list of specific examples of non-participant directed Retirement
Plan transactions that will not be subject to the redemption/exchange fee:
o  Distributions from a Retirement Plan due to death, disability, health or financial hardship;
o  Distributions from a Retirement Plan made in connection with the termination of employment;
o  Distributions from a Retirement Plan required by the Code, such as the distribution that must be made when the plan participant reaches age 70 1/2
   (and any subsequent, related distributions for years thereafter);
o  Distributions from a Retirement Plan made in connection with a qualified participant loan;
o  Redemptions from a Retirement Plan made in connection with the regularly scheduled automatic rebalancing of assets in a Retirement Plan (i.e., automatic rebalancing according to predetermined allocation levels); and
o  Redemptions from or exchanges within a Retirement Plan made as a result of plan level directed events, such as changes to plan investment options.
Additionally, the redemption/exchange fee will not apply to Shares held in plans administered as college savings programs under Section 529 of the Code. Finally,
Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee.


HOW IS THE FUND SOLD?


Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN (CLASS B SHARES AND CLASS C SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors.
The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other
Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

Supplemental Payments
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

Processing Support Payments
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS
The following chart reflects the total front-end sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares, Class
B Shares and Class C Shares of the Fund and the amount retained by the
Distributor for the last three fiscal years ended November 20, 2005:

                   2005                  2004                2003
            Total                Total                Total
            Sales     Amount     Sales      Amount    Sales      Amount
            Charges   Retained   Charges    Retained  Charges    Retained

Class A    $161,756   $16,9670   $121,845   $13,012   $470,816   $195,669
Shares
Class B    $83,912    $0         $41,081    $0        $105,382    $0
Shares
Class C    $4,871     $0         $8,877     $316      $7,874      $2,000
Shares

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

EXCHANGE PRIVILEGE
You may exchange Shares of the Fund into shares of the same class of another
Federated fund.

In an effort to deter shareholders from using repeated exchanges to take advantage of short-term market movements (also known as "market timing"), after
July 30, 2001, Shares acquired through an exchange may not be exchanged again (a
"Subsequent Exchange") for a period of 15 days. The Fund will not process any request for a Subsequent Exchange made during the 15-day period. A shareholder who needs to effect a Subsequent Exchange to avoid unreasonable hardship during the 15-day period should contact the Fund's Distributor. The Distributor may, in its sole discretion, permit the Subsequent Exchange if the Distributor finds that the Subsequent Exchange will not harm the Fund or its shareholders and that the requesting shareholder has not engaged in what the Distributor considers to be a pattern of excessive trading. The rights of shareholders to redeem their shares are not affected by this provision.

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding
Shares of all series entitled to vote.

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co.,
Maryland Heights, MO, owned approximately 1,802,417 Shares (17.90%), MLPF&S,
Jacksonville, FL, owned approximately 1,037,742 Shares (10.30%), Federated
Investors Trust Company, Pittsburgh, PA, owned approximately 782,703 Shares
(7.77%) and Paychex Securities Corporation, West Henrietta, NY, owned approximately 615,492 Shares (6.11%).

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: Edward Jones, Maryland
Heights, MO, owned approximately 201,120 Shares (10.00%), Pershing LLC, Jersey
City, NJ, 182,801 (9.09%), Shares and MLF&S, Jacksonville, FL, owned approximately 163,964 Shares (8.15%).

As of January 3, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: MLF&S, Jacksonville, FL, owned approximately 2,587,102 Shares (71.54%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

MLF&S is organized in the state of Delaware and is a subsidiary of Merrill
Lynch & Co., Inc organized in the state of Delaware.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list
Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2004, the Corporation
comprised two portfolios, and the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each
Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of January 3, 2006, the Fund's Board and Officers as a group owned less than
1% of each class of the Fund's outstanding Shares.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

                                                         --------------

----------------------

  Name                                                                 Total Compensation
  Birth Date                                                            From Corporation
  Address               Principal Occupation(s) for Past   Aggregate           and
  Positions Held with   Five Years,                       Compensation   Federated Fund
  Corporation           Other Directorships Held and       From Fund         Complex
  Date Service Began    Previous Position(s)                             (past calendar
                                                                              year)
  John F. Donahue*      Principal Occupations: Director        $0              $0
  Birth Date: July      or Trustee of the Federated Fund
  28, 1924              Complex; Chairman and Director,
  DIRECTOR              Federated Investors, Inc.
  Began serving:
  March 1984            Previous Positions: Chairman of
                        the Federated Fund Complex;
                        Trustee, Federated Investment
                        Management Company and Chairman
                        and Director, Federated
                        Investment Counseling.

  J. Christopher        Principal Occupations: Principal       $0              $0
  Donahue*              Executive Officer and President
  Birth Date: April     of the Federated Fund Complex;
  11, 1949              Director or Trustee of some of
  PRESIDENT AND         the Funds in the Federated Fund
  DIRECTOR              Complex; President, Chief
  Began serving:        Executive Officer and Director,
  January 2000          Federated Investors, Inc.;
                        Chairman and Trustee, Federated
                        Investment Management Company;
                        Trustee, Federated Investment
                        Counseling; Chairman and Director,
                        Federated Global Investment
                        Management Corp.; Chairman,
                        Federated Equity Management
                        Company of Pennsylvania, Passport
                        Research, Ltd. (Investment advisory
                        subsidiary of Federated) and
                        Passport Research II, Ltd.
                        (Investment advisory
                        subsidiary of Federated); Trustee,
                        Federated Shareholder
                        Services Company; Director, Federated
                        Services Company.

                        Previous Positions: President,
                        Federated Investment Counseling;
                        President and Chief Executive
                        Officer, Federated Investment
                        Management Company, Federated
                        Global Investment Management
                        Corp. and Passport Research, Ltd.

  Lawrence D. Ellis,    Principal Occupations: Director     $698.54         $148,500
  M.D.*                 or Trustee of the Federated Fund
  Birth Date: October   Complex; Professor of Medicine,
  11, 1932              University of Pittsburgh;
  3471 Fifth Avenue     Medical Director, University of
  Suite 1111            Pittsburgh Medical Center
  Pittsburgh, PA        Downtown; Hematologist,
  DIRECTOR              Oncologist and Internist,
  Began serving:        University of Pittsburgh Medical
  August 1987           Center.

                        Other Directorships Held:
                        Member, National Board of
                        Trustees, Leukemia Society of
                        America.

                        Previous Positions: Trustee,
                        University of Pittsburgh;
                        Director, University of
                        Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

  Name                                                                 Total Compensation
  Birth Date                                               Aggregate    From Corporation
  Address               Principal Occupation(s) for Past  Compensation         and
  Positions Held with   Five Years,                        From Fund     Federated Fund
  Corporation           Other Directorships Held and      (past fiscal       Complex
  Date Service Began    Previous Position(s)                 year)       (past calendar
                                                                              year)
  Thomas G. Bigley      Principal Occupation: Director      $768.41         $163,350
  Birth Date:           or Trustee of the Federated Fund
  February 3, 1934      Complex.
  15 Old Timber Trail
  Pittsburgh, PA        Other Directorships Held:
  DIRECTOR              Director, Member of Executive
  Began serving:        Committee, Children's Hospital
  November 1994         of Pittsburgh; Director,
                        University of Pittsburgh.

                        Previous Position: Senior
                        Partner, Ernst & Young LLP.

  John T. Conroy, Jr.   Principal Occupations: Director     $768.41         $163,350
  Birth Date: June      or Trustee of the Federated Fund
  23, 1937              Complex; Chairman of the Board,
  Investment            Investment Properties
  Properties            Corporation; Partner or Trustee
  Corporation           in private real estate ventures
  3838 North Tamiami    in Southwest Florida.
  Trail
  Suite 402             Previous Positions: President,
  Naples, FL            Investment Properties
  DIRECTOR              Corporation; Senior Vice
  Began serving:        President, John R. Wood and
  August 1991           Associates, Inc., Realtors;
                        President, Naples Property
                        Management, Inc. and Northgate
                        Village Development Corporation.

  Nicholas P.           Principal Occupation: Director      $768.41         $163,350
  Constantakis          or Trustee of the Federated Fund
  Birth Date:           Complex.
  September 3, 1939
  175 Woodshire Drive   Other Directorships Held:
  Pittsburgh, PA        Director and Member of the Audit
  DIRECTOR              Committee, Michael Baker
  Began serving:        Corporation (engineering and
  January 2000          energy services worldwide).

                        Previous Position: Partner,
                        Andersen Worldwide SC.

  John F. Cunningham    Principal Occupation: Director      $698.54         $148,500
  Birth Date: March     or Trustee of the Federated Fund
  5, 1943               Complex.
  353 El Brillo Way
  Palm Beach, FL        Other Directorships Held:
  DIRECTOR              Chairman, President and Chief
  Began serving:        Executive Officer, Cunningham
  January 2000          & Co., Inc. (strategic
                        business consulting); Trustee
                        Associate, Boston College.

                        Previous Positions: Director,
                        Redgate Communications and EMC
                        Corporation (computer storage
                        systems); Chairman of the Board
                        and Chief Executive Officer,
                        Computer Consoles, Inc.;
                        President and Chief Operating
                        Officer, Wang Laboratories;
                        Director, First National Bank of
                        Boston; Director, Apollo
                        Computer, Inc.

  Peter E. Madden       Principal Occupation: Director      $698.54         $148,500
  Birth Date: March     or Trustee of the Federated Fund
  16, 1942              Complex.
  One Royal Palm Way
  100 Royal Palm Way    Other Directorships Held: Board
  Palm Beach, FL        of Overseers, Babson College.
  DIRECTOR
  Began serving:        Previous Positions:
  August 1991           Representative, Commonwealth of
                        Massachusetts General Court;
                        President, State Street Bank and
                        Trust Company and State Street
                        Corporation (retired); Director,
                        VISA USA and VISA International;
                        Chairman and Director,
                        Massachusetts Bankers
                        Association; Director,
                        Depository Trust Corporation;
                        Director, The Boston Stock
                        Exchange.

  Charles F.            Principal Occupations: Director     $768.41         $163,350
  Mansfield, Jr.        or Trustee of the Federated Fund
  Birth Date: April     Complex; Management Consultant.
  10, 1945
  80 South Road
  Westhampton Beach,    Previous Positions: Previous
  NY                    Positions: Chief Executive
  DIRECTOR              Officer, PBTC International
  Began serving:        Bank; Partner, Arthur Young
  January 1999          & Company (now Ernst &
                        Young LLP); Chief Financial Officer
                        of Retail Banking
                        Sector, Chase Manhattan Bank;
                        Senior Vice President,
                        HSBC Bank USA (formerly, Marine
                        Midland Bank); Vice
                        President, Citibank; Assistant
                        Professor of Banking and
                        Finance, Frank G. Zarb School of
                        Business, Hofstra
                        University; Executive Vice President
                        DVC Group, Inc

  John E. Murray,       Principal Occupations: Director     $838.26         $178,200
  Jr., J.D., S.J.D.     or Trustee, and Chairman of the
  Birth Date:           Board of Directors or Trustees,
  December 20, 1932     of the Federated Fund Complex;
  Chancellor,           Chancellor and Law Professor,
  Duquesne University   Duquesne University; Partner,
  Pittsburgh, PA        Murray, Hogue & Lannis.
  DIRECTOR
  Began serving:
  February 1995         Other Directorships Held:
                        Director, Michael Baker Corp.
                        (engineering, construction,
                        operations and technical
                        services).

                        Previous Positions: President,
                        Duquesne University; Dean and
                        Professor of Law, University of
                        Pittsburgh School of Law; Dean
                        and Professor of Law, Villanova
                        University School of Law.

  Marjorie P. Smuts     Principal Occupations:  Director    $698.54         $148,500
  Birth Date: June      or Trustee of the Federated Fund
  21, 1935              Complex; Public
  4905 Bayard Street    Relations/Marketing
  Pittsburgh, PA        Consultant/Conference
  DIRECTOR              Coordinator.
  Began serving:
  March 1984            Previous Positions: National
                        Spokesperson, Aluminum Company
                        of America; television producer;
                        President, Marj Palmer Assoc.;
                        Owner, Scandia Bord.

  John S. Walsh         Principal Occupations:  Director    $698.54         $148,500
  Birth Date:           or Trustee of the Federated Fund
  November 28, 1957     Complex; President and Director,
  2604 William Drive    Heat Wagon, Inc. (manufacturer
  Valparaiso, IN        of construction temporary
  DIRECTOR              heaters); President and
  Began serving:        Director, Manufacturers
  January 1999          Products, Inc. (distributor of
                        portable construction heaters);
                        President, Portable Heater
                        Parts, a division of
                        Manufacturers Products, Inc.

                        Previous Position: Vice
                        President, Walsh & Kelly,
                        Inc.

OFFICERS**

  Name
  Birth Date
  Address
  Positions Held with Corporation   Principal Occupation(s) and Previous Position(s)
  Date Service Began
  John W. McGonigle                 Principal Occupations: Executive Vice President and
  Birth Date: October 26, 1938      Secretary of the Federated Fund Complex; Vice Chairman,
  EXECUTIVE VICE PRESIDENT AND      Executive Vice President, Secretary and Director, Federated
  SECRETARY                         Investors, Inc.
  Began serving: March 1984
                                    Previous Positions: Trustee, Federated Investment Management
                                    Company and Federated Investment Counseling; Director,
                                    Federated Global Investment Management Corp., Federated
                                    Services Company and Federated Securities Corp.

  Richard A. Novak                  Principal Occupations:. Principal Financial Officer and
                                                          =
  Birth Date: December 25, 1963     Treasurer of the Federated Fund Complex; Senior Vice
  TREASURER                         President, Federated Administrative Services. ; Financial
  Began serving: January 2006       and Operations Principal for Federated Securities Corp.,
                                    Edgewood Services, Inc. and Southpointe Distribution
                                    Services, Inc.; Senior Vice President and Controller of
                                    Federated Investors, Inc.

                                    Previous Positions: Vice President, Finance of Federated
                                    Services Company; held various financial management
                                    positions within The Mercy Hospital of Pittsburgh ;Auditor,
                                    Arthur Anderson & Co.

  Richard B. Fisher                 Principal Occupations: Vice Chairman or Vice President of
  Birth Date: May 17, 1923          some of the Funds in the Federated Fund Complex; Vice
  VICE PRESIDENT                    Chairman, Federated Investors, Inc.; Chairman, Federated
  Began serving: March 1984         Securities Corp.

                                    Previous Positions: President and Director or Trustee of
                                    some of the Funds in the Federated Fund Complex; Executive
                                    Vice President, Federated Investors, Inc. and Director and
                                    Chief Executive Officer, Federated Securities Corp.

  Stephen F. Auth                   Principal Occupations: Chief Investment Officer of this Fund
  Birth Date: September 3, 1956     and various other Funds in the Federated Fund Complex;
  CHIEF INVESTMENT OFFICER          Executive Vice President, Federated Investment Counseling,
  Began serving: January 2003       Federated Global Investment Management Corp., Federated
                                    Equity Management Company of Pennsylvania and Passport
                                    Research II, Ltd. (Investment advisory subsidiary of
                                    Federated).

                                    Previous Positions: Executive Vice President, Federated
                                    Investment Management Company, and Passport Research, Ltd.
                                    (Investment advisory subsidiary of Federated); Senior Vice
                                    President, Global Portfolio Management Services Division;
                                    Senior Vice President, Federated Investment Management
                                    Company and Passport Research, Ltd.; Senior Managing
                                    Director and Portfolio Manager, Prudential Investments.

  Robert J. Ostrowski               Principal Occupations:  Mr. Ostrowski joined Federated in
  Birth Date: April 26, 1963        1987 as an Investment Analyst and became a Portfolio Manager
  CHIEF INVESTMENT OFFICER          in 1990. He was named Chief Investment Officer of taxable
  Began serving: May 2004           fixed income products in 2004 and also serves as a Senior
                                    Portfolio Manager. He has been a Senior Vice President of
                                    the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered
                                    Financial Analyst. He received his M.S. in Industrial
                                    Administration from Carnegie Mellon University.

  Robert M. Kowit                   Robert M. Kowit has been the Fund's Portfolio Manager since
  Birth Date: June 27, 1945         December 1995. He is Vice President of the Corporation.
  VICE PRESIDENT                    Robert M. Kowit has been the Fund's Portfolio Manager since
  Began serving: November 1999      (insert date). Mr. Kowit joined Federated in 1995 as a
                                    Senior Portfolio Manager and a Vice President of the Fund's
                                    Adviser. Mr. Kowit served as a Managing Partner of
                                    Copernicus Global Asset Management from January 1995 through
                                    October 1995. From 1990 to 1994, he served as Senior Vice
                                    President/Portfolio Manager of International Fixed Income
                                    and Foreign Exchange for John Hancock Advisers. Mr. Kowit
                                    received his M.B.A. from Iona College with a concentration in finance.
** Officers do not receive any compensation from the Fund.

COMMITTEES OF THE BOARD
                                                                                 Meetings Held
 Board       Committee                                                           During Last
 Committee   Members             Committee Functions                             Fiscal Year
 Executive   John F. Donahue     In between meetings of the full Board,          Six
             John E. Murray,     the Executive Committee generally may
             Jr., J.D., S.J.D.   exercise all the powers of the full Board
             John S. Walsh       in the management and direction of the
                                 business and conduct of the affairs of
                                 the Corporation in such manner as the Executive
                                 Committee shall deem to be in the best
                                 interests of the Corporation. However, the
                                 Executive Committee cannot elect or remove
                                 Board members, increase or decrease the number
                                 of Directors, elect or remove any Officer,
                                 declare dividends, issue shares or recommend to
                                 shareholders any action requiring shareholder
                                 approval.

 Audit       Thomas G. Bigley    The purposes of the Audit Committee are         Seven
             John T. Conroy,     to oversee the accounting and financial
             Jr.                 reporting process of the Fund, the Fund`s
             Nicholas P.         internal control over financial
             Constantakis        reporting, and the quality, integrity and
             Charles F.          independent audit of the Fund`s financial
             Mansfield, Jr.      statements.  The Committee also oversees
                                 or assists the Board with the oversight of
                                 compliance with legal requirements relating to
                                 those matters, approves the engagement and
                                 reviews the qualifications, independence and
                                 performance of the Fund`s independent
                                 registered public accounting firm, acts as a
                                 liaison between the independent registered
                                 public accounting firm and the Board and
                                 reviews the Funds internal audit function.

 Nominating  Thomas G. Bigley    The Nominating Committee, whose members         One
             John T. Conroy,     consist of all Independent Directors,
             Jr.                 selects and nominates persons for
             Nicholas P.         election to the Fund's Board when
             Constantakis        vacancies occur. The Committee will
             John F. Cunningham  consider candidates recommended by
             Peter E. Madden     shareholders, Independent Directors,
             Charles F.          officers or employees of any of the
             Mansfield, Jr.      Fund's agents or service providers and
             John E. Murray,     counsel to the Fund. Any shareholder who
             Jr.                 desires to have an individual considered
             Marjorie P. Smuts   for nomination by the Committee must
             John S. Walsh       submit a recommendation in writing to the
                                 Secretary of the Fund, at the Fund 's address
                                 appearing on the back cover of this Statement
                                 of Additional Information. The recommendation
                                 should include the name and address of both the
                                 shareholder and the candidate and detailed
                                 information concerning the candidate's
                                 qualifications and experience. In identifying
                                 and evaluating candidates for consideration,
                                 the Committee shall consider such factors as it
                                 deems appropriate. Those factors will
                                 ordinarily include: integrity, intelligence,
                                 collegiality, judgment, diversity, skill,
                                 business and other experience, qualification as
                                 an "Independent Director, the existence of
                                 material relationships which may create the
                                 appearance of a lack of independence, financial
                                 or accounting knowledge and experience, and
                                 dedication and willingness to devote the time
                                 and attention necessary to fulfill Board
                                 responsibilities.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2005
                                                              Aggregate
                                                           Dollar Range of
                                                           Shares Owned in
                                   Dollar Range of       Federated Family of
Interested                           Shares Owned       Investment Companies
Board Member Name                    in Federated
                              International Equity
                                      Fund
John F. Donahue                     Over $100,000           Over $100,000
J. Christopher Donahue                   None               Over $100,000
Lawrence D. Ellis, M.D.                  None               Over $100,000

Independent
Board Member Name
Thomas G. Bigley                         None               Over $100,000
John T. Conroy, Jr.                      None               Over $100,000
Nicholas P. Constantakis           $10,001-$50,000          Over $100,000
John F. Cunningham                       None               Over $100,000
Peter E. Madden                     Over $100,000           Over $100,000
Charles F. Mansfield, Jr.                None               Over $100,000
John E. Murray, Jr., J.D.,               None               Over $100,000
S.J.D.
Marjorie P. Smuts                        None               Over $100,000
John S. Walsh                            None               Over $100,000

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.


Portfolio Manager Information

The following information about the Fund's portfolio manager is provided as of the end of the fund's most recently completed fiscal year.

Other Accounts Managed by Steve Auth    Total Number of Other Accounts Managed /
                                        Total Assets*

Registered Investment Companies         2 funds  /  $251/84 million

Other Pooled Investment Vehicles        0 portfolios

Other Accounts                          0 accounts

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  $10,001-$50,000.

Steve Auth is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a
Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc.
(Federated). There are five weighted performance categories in the Balanced
Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Equity Department
Research Performance, Client Satisfaction and Service, and Financial Success.
The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

In his role as Chief Investment Officer, Steve Auth has oversight responsibility for all equity products. Mr. Auth's IPP is calculated with an equal weighting of eighteen other funds designated by Federated as "flagship" products in their respective investment strategy groups. IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. fund benchmarks, and on a rolling 3 and 5 calendar year pre-tax total return basis vs. designated peer groups of comparable funds. These performance periods are adjusted if the manager has been managing the group for less than five years.

Leadership/Teamwork/Communication is assessed by Federated's senior management.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to
Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth in assets under management and revenues attributable to the portfolio manager's Department, net fund flows relative to industry trends for the product category, and
Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

Equity Department research performance is assessed quantitatively and qualitatively by senior management, based on the performance of the analysts'
buy and sell recommendations and the quality and thoroughness of research.

Other Accounts Managed by Richard    Total Number of Other Accounts Managed / Total
Winkowski                            Assets*

Registered Investment Companies      2 funds  /  $251.84 million

Other Pooled Investment Vehicles     0 portfolios

Other Accounts                       0 accounts

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  $1-$10,000.

Richard Winkowski is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a
Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc.
(Federated). There are Four weighted performance categories in the Balanced
Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are: Research Performance, Leadership/Teamwork/Communication, and
Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

Investment Product Performance is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. Morgan Stanley
Capital International Europe, Australasia and Far East Growth Index), and on a
rolling 3 and 5 calendar year pre-tax total return basis vs. the Fund's designated peer group of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years. As noted above, Mr. Winkowski is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Investment performance is calculated with an equal weighting of each account managed by the portfolio manager. Additionally, a portion of Mr.
Winkowski's IPP score is based on the equally-weighted performance of portfolios for which he provides research and analytical support. The IPP score can be reduced based on management's assessment of the Fund's comparative risk profile.

Research performance is assessed quantitatively and qualitatively based on the performance of the portfolio manager's buy and sell recommendations and judgment of quality, thoroughness and skill in security selection by the Chief Investment
Officer and other managers in the Equity group.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Financial success is assessed to tie the portfolio manager's bonus, in part, to
Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: net fund flows relative to industry trends for the portfolio manager's Department, growth in assets under management and revenues attributable to the portfolio manager's Department, and
Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if Federated's overall financial targets are not achieved.

Other Accounts Managed by       Total Number of Other         Total Number of Other Accounts
Regina Chi                      Accounts Managed / Total      Managed / Total Assets Subject to
                                Assets*                       Performance Based Fees

Registered Investment Companies 3 funds  /  $429.88 million   0 funds

Other Pooled Investment         2 portfolios / $198.35        0 portfolios
Vehicles                        million

Other Accounts                  0 accounts                    1 account / $81.33 million

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.

Regina Chi is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a
Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc.
(Federated). There are Four weighted performance categories in the Balanced
Scorecard. Investment Product Performance (IPP) is the predominant factor. Of lesser importance are: Leadership/Teamwork/Communication, Client Satisfaction
and Service, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is calculated with an equal weighting of certain other accounts managed by the portfolio manager. IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. fund benchmarks, and on a rolling 3 and 5 calendar year pre-tax total return basis vs. designated peer groups of comparable funds. These performance periods are adjusted if the portfolio manager has been managing the fund for less than five years; funds with less than one year of performance history under the portfolio manager may be excluded. The IPP score can be reduced based on management's assessment of the
Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client Satisfaction and Service is assessed by Federated's senior management considering the quality, amount, and effectiveness of client support activities, with input from sales management.

Financial success is assessed to tie the portfolio manager's bonus, in part, to
Federated's overall financial health. In making this assessment, Federated's senior management considers the following factors: growth of the portfolio manager's funds (assets under management and revenues), net fund flows relative to industry trends for the product category, supporting the appropriate number of funds to improve efficiency and enhance strong fund performance, growth in assets under management and revenues attributable to the portfolio manager's
Department, and Departmental expense management. Although a number of these factors are quantitative in nature, the overall assessment for this category is based on management's judgment. The financial success score is lowered if
Federated's overall financial targets are not achieved.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility
Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of
Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy
Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).
However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

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PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and percentage breakdowns of the portfolio by sector and geographic region.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies and to commodities exchange clearing corporations in connection with qualifying the Fund's Shares for use as margin collateral. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.
A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this
SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Funds. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The
Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the
Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the
Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

On November 30, 2005, the Fund owned securities of the following regular broker/dealers: Mizuho Financial Group $7,888,053.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, November 30, 2005, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $1,177,022 for which the
Fund paid $51,372,606 in brokerage commissions.

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ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee          Average Aggregate Daily
                                    Net Assets of the Federated Funds

0.150 of 1%                         on the first $5 billion
0.125 of 1%                         on the next $5 billion
0.100 of 1%                         on the next $10 billion
0.075 of 1%                         on assets over $20 billion

The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street
Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst &
Young LLP, conducts its audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.
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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended November 30          2005          2004        2003
Advisory Fee Earned                  $2,965,646    $3,183,153  $3,239,289
Advisory Fee Reduction                   $0            $0          $0
Advisory Fee Reimbursement               $0           $316        $944
Brokerage Commissions                $1,241,119    $1,018,616  $1,617,365
Administrative Fee                    $225,983      $242,556    $243,852
12b-1 Fee:
 Class B Shares                       $273,953         --          --
 Class C Shares                       $458,122         --          --
Shareholder Services Fee:
 Class A Shares                       $367,905         --          --
 Class B Shares                        $91,317         --          --
 Class C Shares                       $152,326         --          --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

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HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
November 30, 2005.

Yield is given for the 30-day period ended November 30, 2005.

                                    30-Day Period    1 Year    5 Years     10 Years
Class A Shares:
Total Return
  Before Taxes                            NA         0.78%     (3.57)%      4.50%
  After Taxes on Distributions            NA         0.78%     (3.95)%      3.20%
  After Taxes on Distributions and
  Sale of Shares                          NA         0.51%     (3.14)%      3.31%
Yield                                     NA           NA        NA           NA

                                   30-Day Period    1 Year     5 Years      10 Years
Class B Shares:
Total Return
  Before Taxes                          NA           0.26%     (3.59)%       4.41%
  After Taxes on Distributions          NA           0.26%     (4.04)%       .3.07%
  After Taxes on Distributions
  and Sale of Shares                    NA           0.17%     (3.20)%       3.22%
Yield                                   NA            NA         NA            NA

                               30-Day Period       1 Year        5 Years      10 Years
Class C Shares:
Total Return
  Before Taxes                       NA             3.62%        (3.43)%       4.17%
  After Taxes on                     NA             3.62%        (3.88%)       2.82%
  Distributions
  After Taxes on
  Distributions and Sale
  of Shares                          NA             2.36%        (3.06)%       3.02%
Yield                                NA              NA            NA            NA


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

MSCI Europe, Australasia, and Far East Index (MSCI-EAFE)
The MSCI-EAFE is an unmanaged market capitalization- weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices.
MSCI-EAFE performance data is calculated in U.S. dollars and in local currency.

MSCI Europe, Australasia, and Far East Growth Index (MSCI-EAFE-GI) The MSCI-EAFE
GI is a standard, unmanaged foreign securities index representing a subset of the MSCI Global Growth Index designed to measure developed market equity performance, excluding the United States and Canada. MSCI-EAFE-GI returns are denominated in U.S. dollars.

Standard & Poor's 500 Index (S&P 500)
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

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Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2005, Federated managed 35 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2005, Federated managed 33 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $16.0 billion.

Tax Free Fixed Income
As of December 31, 2005, Federated managed 15 municipal bond funds with approximately $3.1 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

Money Market Funds
As of December 31, 2005, Federated managed $145.3 billion in assets across 53 money market funds, including 18 government, 12 prime, 22 municipal and 1 euro-denominated with assets approximating $54.9 billion, $62.6 billion, $27.6 billion and $113.8 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed Income; Mary Jo Ochson, CFA,
for Tax Free Fixed Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended November 30,
2005, are incorporated herein by reference to the Annual Report to Shareholders of Federated International Equity Fund dated November 30, 2005.

INVESTMENT RATINGS

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STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional. Assigned to issues where the issuer has, in A.M. Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong. Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

bb--Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. .

b--Very Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes. .

ccc, cc, c--Extremely Speculative. Assigned to issues where the issuer has, in
A.M. Best's opinion, extremely speculative credit characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d--In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-" (minus) to indicate whether credit quality is near the top or bottom of a category. A company's Long-Term Credit Rating also may be assigned an Under Review modifier
("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings. Ratings may also be assigned a Public Data modifier ("pd") which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest. Assigned to issues where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding. Assigned to issues where the issuer has, in A.M. Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory. Assigned to issues where the issuer has, in A.M. Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate. Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 --Speculative. Assigned to issues where the issuer has, in A.M. Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d--In Default. In default on payment of principal, interest or other terms and conditions. The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven (positive, negative or developing)
and indicates that the company's A.M. Best Rating opinion is under review and may be subject to near-term change. Ratings prefixed with an ("i") denote indicative ratings.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months. Public Data Ratings are not assigned an Outlook. Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.


ADDRESSES

FEDERATED INTERNATIONAL EQUITY FUND

Class A Shares

Class B Shares

Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Global Investment Management Corp.
450 Lexington Avenue, Suite 3700
New York, NY 10017-3943

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust

SECURITIES LENDING AGENT
State Street Bank and Trust

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Reed Smith LLP;
Dickstein Shapiro Morin & Oshinsky LLP

SERVICE PROVIDERS
Bloomberg
Investor Responsibility Research Center
Wilshire Associates, Inc.

SECURITY PRICING SERVICES
FT Interactive Data
Reuters

RATINGS AGENCIES
S&P

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Adviser
Lipper
Morgan Stanley Capital International, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
ICI


PART C.    OTHER INFORMATION

Item 23.    Exhibits:
            --------

(a)(i)      Conformed copy of the Articles of Incorporation of the Registrant;
            (10)
   (ii)     Conformed copy of Amendment Nos. 3-8 to the Articles of
            Incorporation of Registrant; (23)
   (iii)    Conformed copy of Amendment No. 9 to the Articles of Incorporation of the Registrant; (26)
(b)(i)      Copy of the By-Laws of the Registrant; (10)
   (ii)     Copies of Amendment Nos. 1-4 to the By-Laws of the Registrant; (21)
   (iii)    Copy of Amendment No. 5 to the By-Laws of the Registrant; (27)
   (iv)     Copy of Amendment No. 6 to the By-Laws of the Registrant; (28)
   (v)      Copies of Amendment Nos. 7 and 8 to the By-Laws of the Registrant;
            (31)
(c)         Copy of Specimen Certificate for Shares of Common  Stock for Class A
            Shares, Class B Shares, and Class C Shares of International Equity
            Fund and International Income Fund; (14)
(d)(i)      Conformed copy of Investment Advisory Contract of the Registrant;
            (15)
   (ii)     Conformed copy of Assignment of Investment Advisory Contract; (16)
   (iii)    Conformed copy of Amendment to Investment Advisory Contract between
            Federated International Series, Inc. and Federated Global Investment
            Management Corp.; (27)
(iv)        Conformed copy of Assignment of Investment Advisory Contract to
            Federated Investment Management Company for Federated International
            Bond Fund; (28)
(e)(i)      Conformed copy of Distributor's Contract of the Registrant, through and including Exhibit E; (14)
   (ii)     Conformed copy of Exhibit F to the Distributor's Contract of the
            Registrant; (16)
   (iii)    The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds and Service Agreement; Mutual Funds Service
            Agreement; and Plan Trustee/Mutual Funds Service Agreement
            from Item 24(b)(6) of the Cash TrustSeries II Registration Statement
            on Form N-1A filed with the Commission on July 24, 1995. (File Nos.
            33-38550 and 811-6269);
   (iv)     Conformed copy of Distributor's Contract on behalf of the Registrant
            (Class B Shares); (20)
   (vi)     Conformed copy of Amendment to Distributor's Contract between the
            Registrant and FederatedSecurities Corp. (Class B Shares); (26)
   (vii)    Conformed copy of Amendment to Distributor's Contract; (28)
(f)         Not applicable;
(g)(i)      Conformed copy of the Custodian Contract of the Registrant (14);
   (ii)     Conformed copy of Fee Schedule for Custodian Contract; (19)
(h)(i)      Conformed copy of Amended and Restated Agreement for Fund Accounting
            Services, Administrative Services, Transfer Agency Services, and
            Custody Services Procurement; (21)
   (ii)     Conformed copy of Amendment to Agreement for Fund Accounting
            Services, Administrative Services, Transfer Agency Services, and
            Custody Services Procurement; (26)
   (iii)    The responses described in Item 23(e)(iii) are hereby incorporated by reference;
   (iv)     The Registrant hereby incorporates the conformed copy of Amendment
            No. 2 to the Amended & Restated Agreement for Fund Accounting
            Services, Administrative Services, Transfer Agency Services
            and Custody Services Procurement from Item 23 (h)(v) of the
            Federated U.S. Government Securities: 2-5 Years Registration
            Statement on Form N-1A, filed with the Commission on March 30,
            2004. (File Nos. 2-75769 and 811-3387);
   (v)      The Registrant hereby incorporates the conformed copy of Amendment
            No. 3 to the Amended & Restated Agreement for Fund Accounting
            Services, Administrative Services, Transfer Agency Services and
            Custody Services Procurement from Item 23(h)(v) of the Federated
            U.S. Government Securities: 2-5 Years Registration Statement on Form
            N-1A, filed with the Commission on March 30, 2004. (File Nos.
            2-75769 and 811-3387);
   (vi)     Conformed copy of Principal Shareholder Servicer's Agreement of the
            Registrant (Class B Shares); (20)
   (vii)    Conformed copy of Shareholder Services Agreement of the Registrant
            (Class B Shares); (20)
   (viii)   The Registrant hereby incorporates the conformed copy of the Second
            Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h)(vii) of the Cash Trust Series, Inc.
            Registration Statement on Form N-1A, filed with the Commission on
            July 29, 2004. (File Nos. 33-29838 and 811-5843)
   (ix)     The Registrant hereby incorporates the conformed copy of the
            Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A,
            filed with the Commission on July 29, 2004. (File Nos. 33-29838 and
            811-5843)
   (x)      The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative  Services, with Exhibit 1 and
            Amendments 1 and 2 attached, between Federated Administrative
            Services and the Registrant from Item 23(h)(iv)of the Federated
            Total Return Series, Inc. Registration Statement on Form N-1A,
            filed with the Commission on  November 29, 2004. (File Nos. 33-50773
            and 811-7115);
   (xi)     The Registrant hereby incorporates the conformed  copy  of  the
            Second  Amended and  Restated  Services  Agreement,  with Schedule 1 revised  6/30/04, form Item23(h)(vii) of Cash Trust Series, Inc.
            Registration Statement on Form  N-1A, filed with the Commission on
            July 29, 2004. (File Nos. 33-29838 and 811-5843)
   (xii)    The Registrant  hereby  incorporates  the conformed    copy   of
            the    Financial Agreement,   with   attached   Exhibit  A
            revised  6/30/04,  from  Item (h)  (viii) of   the   Cash   Trust
            Series,    Inc. Registration   Statement  on  Form  N-1a,
            filed  with  the  Commission  on July 29, 2004. (file Nos. 33-29838 and 8115843)
   (xiii)   The Registrant  hereby  incorporates  the conformed  copy  of the
            Transfer  Agency  and   Service   Agreement   between   the
            Federated  Funds  and State  Street  Bank and Trust  company  form
            Item  23(h) (ix) of    the    Federated    Total    Return
            Government    Bond   Fund    RegistrationStatement  on form  N-A,
            filed  with the Commission  on  April  28,  2005.   (File
            Nos. 33-60411 and 811-07309).
   (xiv)    The  Registrant  hereby  incorporates  by reference   the  conformed
            copy   of Amendment  No.  3 to  the  Agreement  for Administrative
            Services  Company and the Registrant   dated  June  1,  2005,  from
            Item  23  (h)  (ii)  of  the  Cash  Trust Series,  Inc. Registration
            Statement on Form N-1A,  filed with the  Commission on
            July 27,  2005.  (File Nos.  33-2983  and 811-5843).
(i)         Conformed copy of the Opinion and Consent of Counsel as
            to legality of shares being registered; (17)
(j)         Conformed copy of Consent of Independent Auditors; (+)
(k)         Not applicable;
(l)         Copy of Initial Capital Understanding; (2)
(m)(i)      Conformed copy of Rule 12b-1 Plan of the Registrant; (30)
   (ii)     The responses described in Item 23(e)(iii) are hereby incorporated by reference;
The Registrant  hereby incorporates the
(n)         Copy of the Multiple Class Plan and attached Exhibits from Item (n)
            of the Federated Equity Income Fund, Inc. Registration Statement on
            Form N-1A, filed with the Commission on January 27, 2006. (File Nos.
            33-6901 and 811-4743)
(o)(i)      Conformed copy of Power of Attorney of the Registrant; (25)
   (ii)     Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; (27)
   (iii)    Conformed copy of Power of Attorney of Treasurer of the Registrant;
            (+)
   (iv)     Conformed copy of Power of Attorney of Director of the Registrant;
            (+)
(p)         The Registrant hereby incorporates the conformed copy of the Code of
            Ethics for Access Persons from Item 23(p) of the Money Market
            Obligations Trust Registration Statement on Form N-1A filed with the
            Commission on February  26, 2004. (File Nos. 33-31602 and 811-5950).

Item 24.    Persons Controlled By or Under Common Control with the Funds.
            -------------------------------------------------------------

            None

Item 25.    Indemnification: (13)
            ---------------

-----------------------------------------------------------------------
+     All Exhibits have been filed electronically.

2.    Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1 filed August 17, 1984 (File Nos. 2-91776 and
      811-3984).
10.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 13 on Form N-1A filed February 13, 1991 (File Nos. 2-91776 and 811-3984).
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 17 on Form N-1A filed February 2, 1993 (File Nos. 2- 91776 and 811-3984).
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed July 29, 1994 (File Nos. 2-91776 and
      811-3984).
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 23 on Form N-1A filed February 9, 1995 (File Nos. 2-91776 and 811-3984).
16.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 27 on Form N-1A filed January 31, 1996 (File Nos. 2-91776 and 811-3984).
17.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 28 on Form N-1A filed April 25, 1996 (File Nos. 2-91776 and
      811-3984).
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed November 24, 1997 (File Nos. 2-91776 and 811-3984).
20.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed January 28, 1998 (File Nos. 2-91776 and 811-3984).
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 33 on Form N-1A filed November 30, 1998 (File Nos. 2-91776 and 811-3984).
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 36 on Form N-1A filed March 30, 2000 (File Nos. 2-91776 and
      811-3984).
25.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed January 29, 2001 (File Nos. 2-91776 and 811-3984).
26.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 39 on Form N-1A filed January 28, 2002 (File Nos. 2-91776 and 811-3984).
27.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed January 28, 2003 (File Nos. 2-91776 and 811-3984).
28.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed November 26, 2003 (File Nos. 2-91776 and 811-3984).
29.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 42 on Form N-1A filed February 2, 2004(File Nos. 2-91776 and
      811-3984).
30.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 44 on Form N-1A filed January 1, 2005(File Nos. 2-91776 and
      811-3984).
31.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 45 on Form N-1A filed November 22, 2005(File Nos. 2-91776 and 811-3984).

Item 26. Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?" in
            Part A. The affiliations with the Registrant of two of the
            Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who
            Manages and Provides Services to the Fund?"  The remaining
            Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial
            Officer, Federated Investors, Inc.), 1001 Liberty Avenue,
            Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson,
            Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305,
            Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         J. Scott Albrecht
                                                Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Donald T. Ellenberger
                                                Susan R. Hill
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito
                                                Paige Wilhelm

Vice Presidents:                                Todd A. Abraham
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Karol Crummie
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone,Jr.
                                                Eamonn G. Folan
                                                William Ehling
                                                Richard J. Gallo
                                                John T. Gentry
                                                Kathyrn P. Glass
                                                Patricia L. Heagy
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                John W. McGonigle
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Bob Nolte
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                John Polinski
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                George B. Wright

Assistant Vice Presidents:                      Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Richard Cumberledge
                                                Jason DeVito
                                                Timothy Gannon
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Joseph Mycka
                                                Nick Navari
                                                Gene Neavin
                                                Liam O'Connell
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
            Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
            Registration Statement.

Item 27.    Principal Underwriters:

   (a)   Federated Securities Corp. the Distributor for shares of the
         Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated
                  Adjustable Rate Securities Fund; Federated American Leaders
                  Fund, Inc.; Federated Core Trust; Federated Core Trust II,
                  L.P.; Federated Equity Funds; Federated Equity Income Fund,
                  Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA
                  Trust; Federated Government Income Securities, Inc.; Federated
                  High Income Bond Fund, Inc.; Federated High Yield Municipal
                  Income Fund; Federated High Yield Trust; Federated Income
                  Securities Trust; Federated Income Trust; Federated Index
                  Trust; Federated Institutional Trust; Federated Insurance
                  Series; Federated Intermediate Government Fund, Inc. Federated
                  International Series, Inc.; Federated Investment Series Funds,
                  Inc.; Federated Managed Allocation Portfolios; Federated
                  Municipal High Yield Advantage Fund, Inc.; Federated Municipal
                  Securities Fund, Inc.; Federated Municipal Securities Income
                  Trust; Federated Premier Intermediate Municipal Income Fund;
                  Federated Premier Municipal Income Fund; Federated Short-Term
                  Municipal Trust; Federated Stock and Bond Fund, Inc.;
                  Federated Stock Trust; Federated Total Return Government Bond
                  Fund; Federated Total Return Series, Inc.; Federated U.S.
                  Government Bond Fund; Federated U.S. Government Securities
                  Fund: 1-3 Years; Federated U.S. Government Securities Fund:
                  2-5 Years; Federated World Investment Series, Inc.;
                  Intermediate Municipal Trust; Edward Jones Money Market Fund
                  and Money Market Obligations Trust.

         (b)

         (1) (2) (3) Positions and Offices Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       Vice President

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Vice President and Director:  Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Colin B. Starks
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

Secretary:                    C. Todd Gibson

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Federated International                   Reed Smith LLP
Series, Inc. ("Registrant")               Investment Management
                                          Group (IMG) Federated Investors Tower
                                          12th Floor 1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779 (Notices
                                          should be sent to the Agent
                                          for Service
                                          at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

State Street Bank and                     P.O. Box 8600
Trust Company("Custodian,                 Boston, MA 02266-8600
Transfer Agent and Dividend
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Federated Global Investment
Management Corp.                          450 Lexington Avenue, Suite
                                          3700, New York, NY 10017-3943

Federated Investment Management Company   Federated Investors Tower
("Adviser")                               1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Item 29.    Management Services:          Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED INTERNATIONAL SERIES,
INC., certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of January
2006.

                 FEDERATED INTERNATIONAL SERIES, INC.

                  BY: /s/ Andrew Cross
                        Andrew Cross, Assistant Secretary
                  January 27, 2006

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE
    ----                            -----                   ----

By: /s/ Andrew Cross                Attorney in Fact     January 27, 2006
Andrew Cross                        for the Persons
ASSISTANT SECRETARY                 Listed Below

    NAME                               TITLE

J. Christopher Donahue*             President and Director
                                    (Principal Executive Officer)

Richard A. Novak*                   Treasurer

Robert J. Ostrowski*                Chief Investment Officer

Stephen F. Auth*                    Chief Investment Officer

John F. Donahue*                    Director

Thomas G. Bigley*                   Director

John T. Conroy, Jr.*                Director

Nicholas P. Constantakis*           Director

John F. Cunningham*                 Director

Lawrence D. Ellis, M.D.*            Director

Peter E. Madden*                    Director

Charles F. Mansfield, Jr.*          Director

John E. Murray, Jr., J.D., S.J.D.*  Director

Marjorie P. Smuts*                  Director

John S. Walsh*                      Director

* By Power of Attorney